UNITED STATES
SECURITIES ,AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)
Catalyst Enhanced Income Strategy Fund

Class A (EIXAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$42,940,209
  Number of Portfolio Holdings99
  Advisory Fee (net of waivers)$281,049
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	57.8%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
ABS	10.2%
CMO	17.5%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%
CMBS	29.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.990%, 11/15/27	8.5%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.137%, 10/12/52	8.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	5.4%
Thornburg Mortgage Securities Trust, 2006-3 A1, 2.983%, 06/25/46	4.9%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.190%, 10/25/36	4.5%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	3.2%
Structured Asset Securities Corporation, 1998-RF1, 4.130%, 04/15/27	3.0%
Fannie Mae REMICS, 2021-80 IA, 2.000%, 11/25/51	2.8%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 4.984%, 06/15/44	2.5%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	2.3%

Catalyst Enhanced Income Strategy Fund - Class A (EIXAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-EIXAX

Catalyst Enhanced Income Strategy Fund

Class C (EIXCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$42,940,209
  Number of Portfolio Holdings99
  Advisory Fee (net of waivers)$281,049
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	57.8%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
ABS	10.2%
CMO	17.5%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%
CMBS	29.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.990%, 11/15/27	8.5%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.137%, 10/12/52	8.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	5.4%
Thornburg Mortgage Securities Trust, 2006-3 A1, 2.983%, 06/25/46	4.9%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.190%, 10/25/36	4.5%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	3.2%
Structured Asset Securities Corporation, 1998-RF1, 4.130%, 04/15/27	3.0%
Fannie Mae REMICS, 2021-80 IA, 2.000%, 11/25/51	2.8%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 4.984%, 06/15/44	2.5%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	2.3%

Catalyst Enhanced Income Strategy Fund - Class C (EIXCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-EIXCX

Catalyst Enhanced Income Strategy Fund

Class I (EIXIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$42,940,209
  Number of Portfolio Holdings99
  Advisory Fee (net of waivers)$281,049
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	57.8%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
ABS	10.2%
CMO	17.5%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%
CMBS	29.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.990%, 11/15/27	8.5%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.137%, 10/12/52	8.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	5.4%
Thornburg Mortgage Securities Trust, 2006-3 A1, 2.983%, 06/25/46	4.9%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.190%, 10/25/36	4.5%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	3.2%
Structured Asset Securities Corporation, 1998-RF1, 4.130%, 04/15/27	3.0%
Fannie Mae REMICS, 2021-80 IA, 2.000%, 11/25/51	2.8%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 4.984%, 06/15/44	2.5%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	2.3%

Catalyst Enhanced Income Strategy Fund - Class I (EIXIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-EIXIX

Catalyst Insider Income Fund

Class A (IIXAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$64,302,098
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$113,487
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	19.3%
Corporate Bonds	71.0%
Money Market Funds	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Materials	0.5%
Health Care	4.7%
Communications	5.8%
Technology	8.5%
Energy	9.3%
Money Market Funds	9.6%
Industrials	10.1%
Consumer Discretionary	12.9%
Financials	37.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	10.9%
PennyMac Corporation, 5.500%, due 03/15/26	6.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.9%
HCA, Inc., 5.250%, due 06/15/26	4.7%
United Airlines, Inc., 4.375%, due 04/15/26	4.7%
Gartner, Inc., 4.500%, due 07/1/28	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Dick's Sporting Goods, Inc., 4.000%, due 10/1/29	4.6%
Ford Motor Company, 9.625%, due 04/22/30	4.5%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.5%

Catalyst Insider Income Fund - Class A (IIXAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-IIXAX

Catalyst Insider Income Fund

Class C (IIXCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$64,302,098
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$113,487
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	19.3%
Corporate Bonds	71.0%
Money Market Funds	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Materials	0.5%
Health Care	4.7%
Communications	5.8%
Technology	8.5%
Energy	9.3%
Money Market Funds	9.6%
Industrials	10.1%
Consumer Discretionary	12.9%
Financials	37.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	10.9%
PennyMac Corporation, 5.500%, due 03/15/26	6.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.9%
HCA, Inc., 5.250%, due 06/15/26	4.7%
United Airlines, Inc., 4.375%, due 04/15/26	4.7%
Gartner, Inc., 4.500%, due 07/1/28	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Dick's Sporting Goods, Inc., 4.000%, due 10/1/29	4.6%
Ford Motor Company, 9.625%, due 04/22/30	4.5%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.5%

Catalyst Insider Income Fund - Class C (IIXCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-IIXCX

Catalyst Insider Income Fund

Class I (IIXIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$64,302,098
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$113,487
  Portfolio Turnover52%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	19.3%
Corporate Bonds	71.0%
Money Market Funds	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Materials	0.5%
Health Care	4.7%
Communications	5.8%
Technology	8.5%
Energy	9.3%
Money Market Funds	9.6%
Industrials	10.1%
Consumer Discretionary	12.9%
Financials	37.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	10.9%
PennyMac Corporation, 5.500%, due 03/15/26	6.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.9%
HCA, Inc., 5.250%, due 06/15/26	4.7%
United Airlines, Inc., 4.375%, due 04/15/26	4.7%
Gartner, Inc., 4.500%, due 07/1/28	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Dick's Sporting Goods, Inc., 4.000%, due 10/1/29	4.6%
Ford Motor Company, 9.625%, due 04/22/30	4.5%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.5%

Catalyst Insider Income Fund - Class I (IIXIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-IIXIX

Catalyst/CIFC Senior Secured Income Fund

Class A (CFRAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$745,231,010
  Number of Portfolio Holdings276
  Advisory Fee (net of waivers)$2,449,207
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.4%
Corporate Bonds	4.8%
Exchange-Traded Funds	4.3%
Money Market Funds	7.8%
Term Loans	79.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
22.7%
Financials
19.7%
Health Care
12.7%
Industrials
11.8%
Consumer Discretionary
9.8%
Money Market Funds
8.2%
Communications
5.2%
Fixed Income
4.6%
CLO
3.6%
Materials
2.6%
Energy
2.6%
Consumer Staples
2.2%
Utilities
0.3%
Liabilities in Excess of Other Assets
-6.0%

Value	Value
Liabilities in Excess of Other Assets	-6.0%
Utilities	0.3%
Consumer Staples	2.2%
Energy	2.6%
Materials	2.6%
CLO	3.6%
Fixed Income	4.6%
Communications	5.2%
Money Market Funds	8.2%
Consumer Discretionary	9.8%
Industrials	11.8%
Health Care	12.7%
Financials	19.7%
Technology	22.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.5%
SPDR Blackstone Senior Loan ETF	2.1%
BroadStreet Partners, Inc., 6.466%, 05/12/31	1.3%
Envestnet, Inc., 7.163%, 09/19/31	1.2%
Star Parent, Inc., 8.002%, 09/19/30	1.1%
IMA Financial Group, Inc. (The), 6.716%, 11/01/28	1.1%
LifePoint Health, Inc., 8.577%, 05/14/31	1.1%
ConnectWise, LLC, 7.434%, 09/24/28	1.1%
AI Aqua Merger Sub, Inc., 6.803%, 07/31/28	1.1%
Granite Acquisition, Inc., 6.581%, 03/17/28	1.0%

Catalyst/CIFC Senior Secured Income Fund - Class A (CFRAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CFRAX

Catalyst/CIFC Senior Secured Income Fund

Class C (CFRCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$745,231,010
  Number of Portfolio Holdings276
  Advisory Fee (net of waivers)$2,449,207
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.4%
Corporate Bonds	4.8%
Exchange-Traded Funds	4.3%
Money Market Funds	7.8%
Term Loans	79.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.0%
Utilities	0.3%
Consumer Staples	2.2%
Energy	2.6%
Materials	2.6%
CLO	3.6%
Fixed Income	4.6%
Communications	5.2%
Money Market Funds	8.2%
Consumer Discretionary	9.8%
Industrials	11.8%
Health Care	12.7%
Financials	19.7%
Technology	22.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.5%
SPDR Blackstone Senior Loan ETF	2.1%
BroadStreet Partners, Inc., 6.466%, 05/12/31	1.3%
Envestnet, Inc., 7.163%, 09/19/31	1.2%
Star Parent, Inc., 8.002%, 09/19/30	1.1%
IMA Financial Group, Inc. (The), 6.716%, 11/01/28	1.1%
LifePoint Health, Inc., 8.577%, 05/14/31	1.1%
ConnectWise, LLC, 7.434%, 09/24/28	1.1%
AI Aqua Merger Sub, Inc., 6.803%, 07/31/28	1.1%
Granite Acquisition, Inc., 6.581%, 03/17/28	1.0%

Catalyst/CIFC Senior Secured Income Fund - Class C (CFRCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CFRCX

Catalyst/CIFC Senior Secured Income Fund

Class C-1 (CFRFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-1	$97	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$745,231,010
  Number of Portfolio Holdings276
  Advisory Fee (net of waivers)$2,449,207
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.4%
Corporate Bonds	4.8%
Exchange-Traded Funds	4.3%
Money Market Funds	7.8%
Term Loans	79.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.0%
Utilities	0.3%
Consumer Staples	2.2%
Energy	2.6%
Materials	2.6%
CLO	3.6%
Fixed Income	4.6%
Communications	5.2%
Money Market Funds	8.2%
Consumer Discretionary	9.8%
Industrials	11.8%
Health Care	12.7%
Financials	19.7%
Technology	22.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.5%
SPDR Blackstone Senior Loan ETF	2.1%
BroadStreet Partners, Inc., 6.466%, 05/12/31	1.3%
Envestnet, Inc., 7.163%, 09/19/31	1.2%
Star Parent, Inc., 8.002%, 09/19/30	1.1%
IMA Financial Group, Inc. (The), 6.716%, 11/01/28	1.1%
LifePoint Health, Inc., 8.577%, 05/14/31	1.1%
ConnectWise, LLC, 7.434%, 09/24/28	1.1%
AI Aqua Merger Sub, Inc., 6.803%, 07/31/28	1.1%
Granite Acquisition, Inc., 6.581%, 03/17/28	1.0%

Catalyst/CIFC Senior Secured Income Fund - Class C-1 (CFRFX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CFRFX

Catalyst/CIFC Senior Secured Income Fund

Class I (CFRIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$745,231,010
  Number of Portfolio Holdings276
  Advisory Fee (net of waivers)$2,449,207
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.4%
Corporate Bonds	4.8%
Exchange-Traded Funds	4.3%
Money Market Funds	7.8%
Term Loans	79.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.0%
Utilities	0.3%
Consumer Staples	2.2%
Energy	2.6%
Materials	2.6%
CLO	3.6%
Fixed Income	4.6%
Communications	5.2%
Money Market Funds	8.2%
Consumer Discretionary	9.8%
Industrials	11.8%
Health Care	12.7%
Financials	19.7%
Technology	22.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.5%
SPDR Blackstone Senior Loan ETF	2.1%
BroadStreet Partners, Inc., 6.466%, 05/12/31	1.3%
Envestnet, Inc., 7.163%, 09/19/31	1.2%
Star Parent, Inc., 8.002%, 09/19/30	1.1%
IMA Financial Group, Inc. (The), 6.716%, 11/01/28	1.1%
LifePoint Health, Inc., 8.577%, 05/14/31	1.1%
ConnectWise, LLC, 7.434%, 09/24/28	1.1%
AI Aqua Merger Sub, Inc., 6.803%, 07/31/28	1.1%
Granite Acquisition, Inc., 6.581%, 03/17/28	1.0%

Catalyst/CIFC Senior Secured Income Fund - Class I (CFRIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-CFRIX

Catalyst/MAP Global Balanced Fund

Class A (TRXAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$14,660,241
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$0
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	52.7%
Corporate Bonds	38.6%
Exchange-Traded Funds	4.6%
Money Market Funds	2.1%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	2.1%
Utilities	3.0%
Energy	4.4%
Commodity	4.6%
Industrials	5.2%
Materials	8.2%
Health Care	9.9%
Financials	10.5%
Technology	10.7%
Communications	12.6%
Consumer Discretionary	13.0%
Consumer Staples	15.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	3.9%
Belo Corporation, 7.750%, 06/01/27	3.3%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Sanofi S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.4%
Nestle S.A. - ADR	2.4%
Cisco Systems, Inc.	2.3%

Catalyst/MAP Global Balanced Fund - Class A (TRXAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-TRXAX

Catalyst/MAP Global Balanced Fund

Class C (TRXCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$14,660,241
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$0
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	52.7%
Corporate Bonds	38.6%
Exchange-Traded Funds	4.6%
Money Market Funds	2.1%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	2.1%
Utilities	3.0%
Energy	4.4%
Commodity	4.6%
Industrials	5.2%
Materials	8.2%
Health Care	9.9%
Financials	10.5%
Technology	10.7%
Communications	12.6%
Consumer Discretionary	13.0%
Consumer Staples	15.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	3.9%
Belo Corporation, 7.750%, 06/01/27	3.3%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Sanofi S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.4%
Nestle S.A. - ADR	2.4%
Cisco Systems, Inc.	2.3%

Catalyst/MAP Global Balanced Fund - Class C (TRXCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-TRXCX

Catalyst/MAP Global Balanced Fund

Class I (TRXIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$14,660,241
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$0
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	52.7%
Corporate Bonds	38.6%
Exchange-Traded Funds	4.6%
Money Market Funds	2.1%
Preferred Stocks	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	2.1%
Utilities	3.0%
Energy	4.4%
Commodity	4.6%
Industrials	5.2%
Materials	8.2%
Health Care	9.9%
Financials	10.5%
Technology	10.7%
Communications	12.6%
Consumer Discretionary	13.0%
Consumer Staples	15.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	3.9%
Belo Corporation, 7.750%, 06/01/27	3.3%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Sanofi S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.4%
Nestle S.A. - ADR	2.4%
Cisco Systems, Inc.	2.3%

Catalyst/MAP Global Balanced Fund - Class I (TRXIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-TRXIX

Catalyst/SMH High Income Fund

Class A (HIIFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$78,575,016
  Number of Portfolio Holdings56
  Advisory Fee (net of waivers)$142,156
  Portfolio Turnover42%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.9%
Convertible Bonds	13.6%
Corporate Bonds	75.3%
Exchange-Traded Funds	2.9%
Money Market Funds	5.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 26.4%
Communications 16.2%
Consumer Discretionary 14.9%
Financials 14.2%
Health Care 9.0%
Money Market Funds 5.5%
Energy 5.4%
Collateral for Securities Loaned 3.1%
Materials 3.0%
Fixed Income 3.0%
Industrials 2.9%
Consumer Staples 0.5%
Liabilities in Excess of Other Assets -4.1%

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.5%
Industrials	2.9%
Fixed Income	3.0%
Materials	3.0%
Collateral for Securities Loaned	3.1%
Energy	5.4%
Money Market Funds	5.5%
Health Care	9.0%
Financials	14.2%
Consumer Discretionary	14.9%
Communications	16.2%
Technology	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	6.7%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	6.4%
Atlanticus Holdings Corporation, 9.750%, 09/01/30	6.1%
Unisys Corporation, 10.625%, 01/15/31	5.6%
Getty Images, Inc., 10.500%, 11/15/30	5.5%
CoreWeave, Inc., 9.000%, 02/01/31	5.4%
1261229 BC Ltd., 10.000%, 04/15/32	5.0%
Nebius Group N.V., 2.750%, 09/15/32	4.9%
APLD ComputeCo, LLC, 9.250%, 12/15/30	4.7%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	4.1%

Catalyst/SMH High Income Fund - Class A (HIIFX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HIIFX

Catalyst/SMH High Income Fund

Class C (HIICX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$78,575,016
  Number of Portfolio Holdings56
  Advisory Fee (net of waivers)$142,156
  Portfolio Turnover42%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.9%
Convertible Bonds	13.6%
Corporate Bonds	75.3%
Exchange-Traded Funds	2.9%
Money Market Funds	5.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.5%
Industrials	2.9%
Fixed Income	3.0%
Materials	3.0%
Collateral for Securities Loaned	3.1%
Energy	5.4%
Money Market Funds	5.5%
Health Care	9.0%
Financials	14.2%
Consumer Discretionary	14.9%
Communications	16.2%
Technology	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	6.7%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	6.4%
Atlanticus Holdings Corporation, 9.750%, 09/01/30	6.1%
Unisys Corporation, 10.625%, 01/15/31	5.6%
Getty Images, Inc., 10.500%, 11/15/30	5.5%
CoreWeave, Inc., 9.000%, 02/01/31	5.4%
1261229 BC Ltd., 10.000%, 04/15/32	5.0%
Nebius Group N.V., 2.750%, 09/15/32	4.9%
APLD ComputeCo, LLC, 9.250%, 12/15/30	4.7%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	4.1%

Catalyst/SMH High Income Fund - Class C (HIICX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HIICX

Catalyst/SMH High Income Fund

Class I (HIIIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$78,575,016
  Number of Portfolio Holdings56
  Advisory Fee (net of waivers)$142,156
  Portfolio Turnover42%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.9%
Convertible Bonds	13.6%
Corporate Bonds	75.3%
Exchange-Traded Funds	2.9%
Money Market Funds	5.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.5%
Industrials	2.9%
Fixed Income	3.0%
Materials	3.0%
Collateral for Securities Loaned	3.1%
Energy	5.4%
Money Market Funds	5.5%
Health Care	9.0%
Financials	14.2%
Consumer Discretionary	14.9%
Communications	16.2%
Technology	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	6.7%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	6.4%
Atlanticus Holdings Corporation, 9.750%, 09/01/30	6.1%
Unisys Corporation, 10.625%, 01/15/31	5.6%
Getty Images, Inc., 10.500%, 11/15/30	5.5%
CoreWeave, Inc., 9.000%, 02/01/31	5.4%
1261229 BC Ltd., 10.000%, 04/15/32	5.0%
Nebius Group N.V., 2.750%, 09/15/32	4.9%
APLD ComputeCo, LLC, 9.250%, 12/15/30	4.7%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	4.1%

Catalyst/SMH High Income Fund - Class I (HIIIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-HIIIX

Catalyst/SMH Total Return Income Fund

Class A (TRIFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$19,624,731
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$32,125
  Portfolio Turnover51%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	16.9%
Common Stocks	43.0%
Convertible Bonds	12.1%
Corporate Bonds	25.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
37.0%
Collateral for Securities Loaned
20.1%
Consumer Discretionary
17.5%
Technology
14.1%
Real Estate
11.0%
Energy
8.8%
Communications
7.0%
Money Market Funds
2.5%
Consumer Staples
0.9%
Industrials
0.4%
Liabilities in Excess of Other Assets
-19.3%

Value	Value
Liabilities in Excess of Other Assets	-19.3%
Industrials	0.4%
Consumer Staples	0.9%
Money Market Funds	2.5%
Communications	7.0%
Energy	8.8%
Real Estate	11.0%
Technology	14.1%
Consumer Discretionary	17.5%
Collateral for Securities Loaned	20.1%
Financials	37.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	9.0%
Capital Southwest Corporation	5.5%
VICI Properties, Inc.	5.4%
Trinity Capital, Inc.	5.3%
Lyft, Inc., 0.000%, due 09/15/30	4.9%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.9%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
Hercules Capital, Inc.	3.9%
Main Street Capital Corporation	3.7%
Carlyle Group, Inc. (The)	3.3%

Catalyst/SMH Total Return Income Fund - Class A (TRIFX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-TRIFX

Catalyst/SMH Total Return Income Fund

Class C (TRICX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$19,624,731
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$32,125
  Portfolio Turnover51%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	16.9%
Common Stocks	43.0%
Convertible Bonds	12.1%
Corporate Bonds	25.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.3%
Industrials	0.4%
Consumer Staples	0.9%
Money Market Funds	2.5%
Communications	7.0%
Energy	8.8%
Real Estate	11.0%
Technology	14.1%
Consumer Discretionary	17.5%
Collateral for Securities Loaned	20.1%
Financials	37.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	9.0%
Capital Southwest Corporation	5.5%
VICI Properties, Inc.	5.4%
Trinity Capital, Inc.	5.3%
Lyft, Inc., 0.000%, due 09/15/30	4.9%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.9%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
Hercules Capital, Inc.	3.9%
Main Street Capital Corporation	3.7%
Carlyle Group, Inc. (The)	3.3%

Catalyst/SMH Total Return Income Fund - Class C (TRICX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-TRICX

Catalyst/SMH Total Return Income Fund

Class I (TRIIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$19,624,731
  Number of Portfolio Holdings51
  Advisory Fee (net of waivers)$32,125
  Portfolio Turnover51%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	16.9%
Common Stocks	43.0%
Convertible Bonds	12.1%
Corporate Bonds	25.9%
Money Market Funds	2.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.3%
Industrials	0.4%
Consumer Staples	0.9%
Money Market Funds	2.5%
Communications	7.0%
Energy	8.8%
Real Estate	11.0%
Technology	14.1%
Consumer Discretionary	17.5%
Collateral for Securities Loaned	20.1%
Financials	37.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	9.0%
Capital Southwest Corporation	5.5%
VICI Properties, Inc.	5.4%
Trinity Capital, Inc.	5.3%
Lyft, Inc., 0.000%, due 09/15/30	4.9%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.9%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
Hercules Capital, Inc.	3.9%
Main Street Capital Corporation	3.7%
Carlyle Group, Inc. (The)	3.3%

Catalyst/SMH Total Return Income Fund - Class I (TRIIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-TRIIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS
AND
ADDITIONAL INFORMATION

Catalyst Insider Income Fund
(IIXAX, IIXCX, IIXIX)
Catalyst Enhanced Income Strategy Fund
(EIXAX, EIXCX, EIXIX)
Catalyst/MAP Global Balanced Fund
(TRXAX, TRXCX, TRXIX)
Catalyst/CIFC Senior Secured Income Fund
(CFRAX, CFRCX, CFRIX, CFRFX)
Catalyst/SMH High Income Fund
(HIIFX, HIICX, HIIIX)
Catalyst/SMH Total Return Income Fund
(TRIFX, TRICX, TRIIX)

December 31, 2025

Mutual Fund Series Trust

CATALYST FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
TABLE OF CONTENTS

Schedules of Investments	Page 1

Statements of Assets and Liabilities	Page 35

Statements of Operations	Page 36

Statements of Changes in Net Assets	Page 37

Financial Highlights	Page 39

Notes to Financial Statements	Page 51

Additional Information	Page 64

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 19.1%
	SPECIALTY FINANCE — 19.1%
4,203,000	PennyMac Corporation	5.5000	03/15/26	$4,209,304
1,000,000	PennyMac Corporation	8.5000	06/01/29	1,063,000
7,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	6,982,500
	TOTAL CONVERTIBLE BONDS (Cost $12,122,170)			12,254,804

	CORPORATE BONDS — 70.2%
	AEROSPACE & DEFENSE — 4.6%
2,900,000	TransDigm, Inc.(a)	6.7500	08/15/28	2,954,711

	ASSET MANAGEMENT — 12.5%
2,800,000	Ares Capital Corporation	2.8750	06/15/28	2,677,658
2,700,000	Blue Owl Capital Corporation	2.8750	06/11/28	2,550,681
2,900,000	Main Street Capital Corporation	3.0000	07/14/26	2,879,471
				8,107,810
	AUTOMOTIVE — 4.5%
2,500,000	Ford Motor Company	9.6250	04/22/30	2,898,564

	ENGINEERING & CONSTRUCTION — 0.9%
550,000	MasTec, Inc.(a)	6.6250	08/15/29	556,460

	HEALTH CARE FACILITIES & SERVICES — 4.7%
3,000,000	HCA, Inc.	5.2500	06/15/26	3,002,404

	INSURANCE —5.9%
2,862,526	Ambac Assurance Corporation(a),(b)	5.1000	Perpetual	3,773,019

	INTERNET MEDIA & SERVICES — 5.8%
922,000	Expedia Group, Inc.	5.0000	02/15/26	922,127
2,800,000	VeriSign, Inc.	4.7500	07/15/27	2,800,462
				3,722,589
	LEISURE PRODUCTS — 3.9%
2,486,000	Mattel, Inc.(a)	5.8750	12/15/27	2,486,554

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 70.2%
	METALS & MINING — 0.5%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	$306,219

	OIL & GAS PRODUCERS —9.3%
1,964,000	Energy Transfer Operating L.P.	4.7500	01/15/26	1,964,371
1,000,000	Energy Transfer, L.P.(a)	6.0000	02/01/29	1,010,948
2,000,000	Murphy Oil USA, Inc.	5.6250	05/01/27	2,003,542
1,000,000	Murphy Oil USA, Inc.	4.7500	09/15/29	997,701
				5,976,562
	RETAIL - DISCRETIONARY — 4.5%
3,000,000	Dick’s Sporting Goods, Inc.(a)	4.0000	10/01/29	2,945,754

	SEMICONDUCTORS — 3.8%
2,500,000	Skyworks Solutions, Inc.	1.8000	06/01/26	2,472,975

	TECHNOLOGY SERVICES — 4.7%
3,000,000	Gartner, Inc.(a)	4.5000	07/01/28	2,992,210

	TRANSPORTATION & LOGISTICS — 4.6%
3,000,000	United Airlines, Inc.(a)	4.3750	04/15/26	2,998,052

	TOTAL CORPORATE BONDS (Cost $45,171,112)			45,193,883

	SHORT-TERM INVESTMENTS — 9.6%
	MONEY MARKET FUNDS - 9.6%
6,146,071	First American Treasury Obligations Fund, Class X, 3.65% (Cost $6,146,071)(c)			6,146,071

	TOTAL INVESTMENTS - 98.9% (Cost $63,439,353)			$63,594,758
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%			707,340
	NET ASSETS - 100.0%			$64,302,098

L.P. - Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is 20,023,927 or 31.1% of net assets.

(b)	Security in default. Non Income producing.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 57.6%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 17.5%
116,042	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	$106,886
33,729	Banc of America Funding Trust Series 2006-J 2A3(a)		4.4380	01/20/47	29,142
8,005	Banc of America Mortgage Trust Series 2005-G 4A2(a)		3.4810	08/25/35	7,069
394,963	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.6230	07/25/35	267,224
36,923	Bear Stearns ARM Trust Series 2004-7 1A1(a),(g)		0.0000	10/25/34	28,784
78,234	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	69,736
61,106	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		5.2300	05/20/35	59,302
285,152	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		5.3480	04/20/36	252,680
243,148	Citigroup Mortgage Loan Trust, Inc. Series 2007-6 1A1A(a)		4.9400	03/25/37	217,050
17,752	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	09/01/26	17,711
2,999,198	CSMC Mortgage-Backed Trust Series 2006-7 9A5		2.5060	08/25/36	493,609
36,329	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		5.0400	09/25/34	36,976
6,663	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		5.2030	08/25/35	4,489
77,048	GSMPS Mortgage Loan Trust Series 1998-5 A(a),(b)		4.5880	06/19/27	76,578
119,951	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(b)		8.0000	09/19/27	119,491
137,694	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	135,895
29,045	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	28,647
519,664	GSR Mortgage Loan Trust Series 2006-3F 2A5		5.7500	03/25/36	471,987
425,706	HSI Asset Loan Obligation Trust Series 2007-2 3A6		1.6570	09/25/37	138,622
452,410	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.6400	08/25/36	344,562
116,576	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		3.9310	04/25/35	109,250
22,416	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		5.1330	04/25/36	19,933
8,140	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		2.7830	11/25/33	7,432
351	MASTR Asset Securitization Trust Series 2005-1 1A1(f)		5.0000	Perpetual	199
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(c)	TSFR1M + 0.714%	4.0600	03/25/37	23,689
45,468	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		6.2520	07/25/34	46,153
144,568	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	136,698
1,247,411	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(a)		1.6610	08/25/35	525,359
41,242	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	40,960
64,757	RALI Series Trust Series 2006-QS17 A4		6.0000	12/25/36	54,574
1,285,743	Structured Asset Securities Corporation Series 1998-RF1 A(a),(b)		4.1300	04/15/27	1,284,459
5,277,789	Thornburg Mortgage Securities Trust Series 2006-3 A1(a)		2.9830	06/25/46	2,106,149
46,995	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		4.3760	01/25/36	44,029
226,054	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	205,751
					7,511,075

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 57.6% (Continued)
	HOME EQUITY — 5.1%
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997- 3 M2F(a)		3.1600	09/25/27	$163,449
417,318	Bayview Financial Acquisition Trust Series 2007-A 2A(c)	TSFR1M + 0.639%	4.3670	05/28/37	400,170
379,295	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(c)	TSFR1M + 2.004%	5.9600	05/25/30	320,552
927,142	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(c)	TSFR1M + 5.889%	2.4850	05/25/33	814,637
443,099	Mastr Asset Backed Securities Trust Series 2003-WMC2(c)	TSFR1M + 6.114%	9.8460	08/25/33	472,833
					2,171,641
	NON AGENCY CMBS — 29.9%
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	2,324,840
4,108,000	COMM 2013-CCRE12 Mortgage Trust Series 2013-CR12 C(a)		0.0000	10/10/46	388,292
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(b)		0.0000	06/10/47	300,495
122,408	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(b)		3.9100	05/05/30	119,348
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		4.2120	11/15/48	77,344
4,388,239	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(b)		5.1370	10/12/52	3,482,445
1,500,000	Morgan Stanley Capital I Trust Series 2014-150E A(b)		3.9120	09/09/32	1,356,963
5,902,991	Starwood Retail Property Trust Series 2014-STAR A(b),(c)	PRIME	6.9900	11/15/27	3,656,961
58,730	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(a)		6.1090	03/15/45	58,201
1,145,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(a),(b)		4.9840	06/15/44	1,086,462
					12,851,351
	RESIDENTIAL MORTGAGE — 5.1%
2,479,573	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(c)	TSFR1M + 0.234%	4.1900	10/25/36	1,939,665
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(c)	TSFR1M + 1.380%	3.3400	11/25/34	228,205
60,809	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-D 2A3(c)	TSFR1M + 0.274%	4.0060	11/25/36	56,845
					2,224,715

	TOTAL ASSET BACKED SECURITIES (Cost $39,395,364)				24,758,782

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 23.5%
72,976	Fannie Mae REMICS Series 2012-126 DI(d)		3.0000	11/25/27	1,307
2,116,940	Fannie Mae REMICS Series 2010-27 SG(c),(d)	-(SOFR30A+.114%) + 4.886%	1.0110	04/25/40	152,107
2,557,658	Fannie Mae REMICS Series 2011-117 SA(c),(d)	-(SOFR30A+.114%) + 6.436%	2.5610	11/25/41	342,894
2,154,250	Fannie Mae REMICS Series 2012-88 SB(c),(d)	-(SOFR30A+.114%) + 6.556%	2.6810	07/25/42	266,018

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 23.5% (Continued)
655,079	Fannie Mae REMICS Series 2012-126 SJ(c),(d)	-(SOFR30A+.114%) + 4.886%	1.0110	11/25/42	$41,072
2,504,131	Fannie Mae REMICS Series 2014-6 SA(c),(d)	-(SOFR30A+.114%) + 6.486%	2.6110	02/25/44	293,610
383,826	Fannie Mae REMICS Series 2017-30 MI(d)		4.0000	02/25/44	9,548
18,272	Fannie Mae REMICS Series 2017-6 MI(d)		4.0000	08/25/44	696
1,842,798	Fannie Mae REMICS Series 2016-64 SA(c),(d)	-(SOFR30A+.114%) + 5.886%	2.0110	09/25/46	206,878
492,699	Fannie Mae REMICS Series 2017-38 S(c),(d)	-(SOFR30A+.114%) + 6.100%	2.1110	05/25/47	60,210
773,202	Fannie Mae REMICS Series 2017-112 SC(c),(d)	-(SOFR30A+.114%) + 6.150%	2.1610	01/25/48	93,843
10,899,353	Fannie Mae REMICS Series 2018-28 ID(a),(d)		1.9800	05/25/48	879,616
209,556	Fannie Mae REMICS Series 2020-16 SJ(c),(d)	-(SOFR30A+.114%) + 6.050%	2.0610	03/25/50	20,889
3,040,451	Fannie Mae REMICS Series 2021-56 IM(c),(d)	-0.67 x SOFR30A + 2.200%	0.0000	09/25/51	62,787
17,734,658	Fannie Mae REMICS Series 2021-69 JS(c),(d)	-SOFR30A + 2.550%	0.0000	10/25/51	161,119
10,035,026	Fannie Mae REMICS Series 2021-80 IA(d)		2.0000	11/25/51	1,222,947
73,027	Freddie Mac REMICS Series 4205 AI(d)		2.5000	05/15/28	1,477
4,914,125	Freddie Mac REMICS Series 4639 GS(c),(d)		1.5430	03/15/36	279,211
633,789	Freddie Mac REMICS Series 3852 SW(c),(d)	-(SOFR30A+.114%) + 6.000%	1.9020	05/15/41	66,918
111,672	Freddie Mac REMICS Series 3980 TS(c),(d)	-(SOFR30A+.114%) + 6.500%	2.4020	09/15/41	15,059
562,377	Freddie Mac REMICS Series 4100 JI(d)		3.5000	10/15/41	57,285
5,250,294	Freddie Mac REMICS Series 4239 NI(c),(d)	-5.8333 x (SOFR30A+.114%) + 28.791%	3.2080	07/15/43	972,910
40,840	Freddie Mac REMICS Series 4449 PI(d)		4.0000	11/15/43	2,746
379,058	Freddie Mac REMICS Series 4314 SE(c),(d)	-(SOFR30A+.114%) + 6.050%	1.9520	03/15/44	40,145
293,092	Freddie Mac REMICS Series 4431 ST(c),(d)	-(SOFR30A+.114%) + 6.100%	2.0020	01/15/45	32,216
4,428,051	Freddie Mac REMICS Series 4604 SA(c),(d)	-(SOFR30A+.114%) + 5.986%	2.0020	08/15/46	457,648
16,993,235	Freddie Mac REMICS Series 5090 SA(c),(d)	-SOFR30A + 1.550%	0.0000	03/25/51	72,306
13,060,629	Freddie Mac REMICS Series 5177 AS(c),(d)	-SOFR30A + 3.150%	0.0000	12/25/51	102,946
69,317	Government National Mortgage Association Series 2014-118 AI(d)		3.5000	05/16/40	922
8,883,806	Government National Mortgage Association Series 2011-99 DS(c),(d)	-(TSFR1M+.114%) + 5.986%	2.2510	07/16/41	939,598
1,998,830	Government National Mortgage Association Series 2011-100 SA(c),(d)	-(TSFR1M+.114%) + 5.336%	1.6020	07/20/41	193,221
1,679,304	Government National Mortgage Association Series 2015-3 DS(c),(d)	-(TSFR1M+.114%) + 5.486%	1.7520	11/20/41	25,675

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 23.5% (Continued)
141,606	Government National Mortgage Association Series 2012-36 QS(c),(d)	-(TSFR1M+.114%) + 6.506%	2.7720	03/20/42	$13,607
1,317,690	Government National Mortgage Association Series 2014-3 SE(c),(d)	-(TSFR1M+.114%) + 6.036%	2.3010	01/16/44	141,582
1,886,914	Government National Mortgage Association Series 2014-36 SY(c),(d)	-(TSFR1M+.114%) + 6.086%	2.3510	03/16/44	204,257
2,136,809	Government National Mortgage Association Series 2014-133 SA(c),(d)	-(TSFR1M+.114%) + 6.136%	2.4010	09/16/44	199,733
72,106	Government National Mortgage Association Series 2018-154 DI(d)		4.0000	01/20/45	630
1,479,907	Government National Mortgage Association Series 2019-22 SA(c),(d)	-(TSFR1M+.114%) + 5.486%	1.7520	02/20/45	130,630
178,960	Government National Mortgage Association Series 2016-1 ST(c),(d)	-(TSFR1M+.114%) + 6.086%	2.3520	01/20/46	20,861
1,824,137	Government National Mortgage Association Series 2018-120 JS(c),(d)	-(TSFR1M+.114%) + 6.086%	2.3520	09/20/48	211,350
2,910,394	Government National Mortgage Association Series 2018-154 HS(c),(d)	-(TSFR1M+.114%) + 6.086%	2.3520	11/20/48	331,324
9,291,473	Government National Mortgage Association Series 2019-20 ES(c),(d)	-(TSFR1M+.114%) + 3.676%	0.0000	02/20/49	177,448
18,078,052	Government National Mortgage Association Series 2019-112 AS(c),(d)	-(TSFR1M+.114%) + 3.296%	0.0000	09/20/49	244,339
13,094,787	Government National Mortgage Association Series 2022-22 PS(c),(d)	-SOFR30A + 3.650%	0.0000	08/20/51	241,764
15,283,016	Government National Mortgage Association Series 2022-93 AS(c),(d)	-SOFR30A + 4.150%	0.2320	05/20/52	571,484
35,934,545	Government National Mortgage Association Series 2022-121 SA(c),(d)	-SOFR30A + 3.690%	0.0000	07/20/52	528,798
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $15,187,760)				10,093,631

	SHORT-TERM INVESTMENTS — 18.7%
	MONEY MARKET FUNDS - 18.7%
8,016,780	First American Treasury Obligations Fund, Class X, 3.65% (Cost $8,016,780)(e)				8,016,780

	TOTAL INVESTMENTS - 99.8% (Cost $62,599,904)				$42,869,193
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				71,016
	NET ASSETS - 100.0%				$42,940,209

REMIC	- Real Estate Mortgage Investment Conduit

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	- Secured Overnight Financing Rate 1 Month

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is 11,483,202 or 26.7% of net assets.

(c)	Variable rate security; the rate shown represents the rate on December 31, 2025.

(d)	Interest only securities.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(f)	Maturity is not determined on this security, maturity will occur based on the maturity of the underlying bonds.

(g)	Zero coupon bond.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 52.3%
	APPAREL & TEXTILE PRODUCTS - 0.5%
100	LVMH Moet Hennessy Louis Vuitton S.E.	$75,775

	BEVERAGES - 1.0%
13,020	Arca Continental S.A.B. de C.V.	140,613

	BIOTECH & PHARMA - 8.0%
655	Johnson & Johnson	135,552
2,240	Novartis A.G. - ADR	308,829
7,528	Sanofi S.A. - ADR	364,807
23,000	Takeda Pharmaceutical Company Ltd. - ADR	358,570
		1,167,758
	CHEMICALS - 1.0%
4,790	Mosaic Company	115,391
562	Solstice Advanced Materials, Inc.(a)	27,302
		142,693
	DIVERSIFIED INDUSTRIALS - 0.5%
350	Honeywell International, Inc.	68,282

	ELECTRICAL EQUIPMENT - 0.6%
270	Eaton Corporation PLC	85,998

	ENGINEERING & CONSTRUCTION - 2.0%
1,200	Everus Construction Group, Inc.(a)	102,672
5,985	Tetra Tech, Inc.	200,736
		303,408
	ENTERTAINMENT CONTENT - 1.5%
49,480	Vivendi S.E.	137,535
30,000	Vivendi S.E. - ADR	81,900
		219,435
	FOOD - 2.3%
3,533	Nestle S.A. - ADR	348,990

	GAS & WATER UTILITIES - 3.0%
7,400	MDU Resources Group, Inc.	144,448

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 52.3% (Continued)
	GAS & WATER UTILITIES - 3.0% (Continued)
3,775	National Fuel Gas Company	$302,227
		446,675
	HOME CONSTRUCTION - 0.2%
500	Fortune Brands Innovations, Inc.	25,010

	HOUSEHOLD PRODUCTS - 1.5%
3,263	Unilever PLC - ADR	213,407

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
360	CME Group, Inc.	98,309

	INSURANCE - 1.2%
500	Aon PLC, Class A	176,440

	INTERNET MEDIA & SERVICES - 2.2%
600	Alphabet, Inc., Class C	188,279
153	Meta Platforms, Inc., Class A	100,994
350	Uber Technologies, Inc.(a)	28,599
		317,872
	LEISURE FACILITIES & SERVICES - 0.8%
17,450	Arcos Dorados Holdings, Inc., Class A	128,084

	MEDICAL EQUIPMENT & DEVICES - 1.9%
2,900	Medtronic PLC	278,574

	METALS & MINING - 1.4%
2,000	Freeport-McMoRan, Inc.	101,580
12,000	Grupo Mexico S.A.B. de C.V., Class B	113,406
		214,986
	OIL & GAS PRODUCERS - 1.4%
1,300	Chevron Corporation	198,133

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 52.3% (Continued)
	PUBLISHING & BROADCASTING - 0.5%
37,700	Louis Hachette Group	$69,226

	RETAIL - CONSUMER STAPLES - 3.9%
1,339	PriceSmart, Inc.	164,254
25,000	Tesco PLC	148,889
45,942	Wal-Mart de Mexico SAB de CV	142,879
1,000	Walmart, Inc.	111,410
		567,432
	RETAIL - DISCRETIONARY - 0.8%
323	Home Depot, Inc.	111,144

	SEMICONDUCTORS - 3.0%
600	Applied Materials, Inc.	154,194
351	Micron Technology, Inc.	100,179
650	Tokyo Electron Ltd.	142,426
400	Tokyo Electron Ltd. - ADR	44,440
		441,239
	SOFTWARE - 4.2%
1,190	Microsoft Corporation	575,507
250	Workday, Inc., Class A(a)	53,695
		629,202
	TECHNOLOGY HARDWARE - 2.3%
4,325	Cisco Systems, Inc.	333,155

	TECHNOLOGY SERVICES – 1.2%
1,000	Fidelity National Information Services, Inc.	66,460
300	Visa, Inc., Class A	105,213
		171,673
	TELECOMMUNICATIONS - 2.0%
10,725	Orange S.A. - ADR	179,000
3,000	Verizon Communications, Inc.	122,190
		301,190

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares				Fair Value
	COMMON STOCKS — 52.3% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.7%
3,217	Bunge Global S.A.			$286,570
24,000	GrainCorp Ltd.			114,980
				401,550

	TOTAL COMMON STOCKS (Cost $5,493,149)			7,676,253

	EXCHANGE-TRADED FUNDS — 4.6%
	COMMODITY - 4.6%
7,900	SPDR Gold MiniShares Trust(a)			674,423
	TOTAL EXCHANGE-TRADED FUNDS (Cost $292,261)

		Dividend Rate(b)
	PREFERRED STOCKS — 2.0%
	HOUSEHOLD PRODUCTS — 2.0%
3,500	Henkel A.G. & Company KGaA	2.04		286,102
	TOTAL PREFERRED STOCKS (Cost $323,349)

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.3%
	AEROSPACE & DEFENSE — 2.0%
300,000	Spirit AeroSystems, Inc.	3.8500	06/15/26	299,123

	AUTOMOTIVE — 3.4%
300,000	Ford Motor Credit Company, LLC	5.8500	05/17/27	304,764
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	196,796
				501,560
	CABLE & SATELLITE — 1.7%
250,000	Grupo Televisa S.A.B	4.6250	01/30/26	249,628

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.3% (Continued)
	CHEMICALS — 3.0%
425,000	Methanex Corporation	5.1250	10/15/27	$427,641

	ENTERTAINMENT CONTENT — 1.4%
212,000	Warner Media, LLC	3.8000	02/15/27	208,784

	HOME & OFFICE PRODUCTS — 1.4%
201,000	Steelcase, Inc.	5.1250	01/18/29	199,241

	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
250,000	Nomura Holdings, Inc.	1.6530	07/14/26	246,961
200,000	Nomura Holdings, Inc.	2.3290	01/22/27	196,555
				443,516
	LEISURE FACILITIES & SERVICES — 1.5%
225,000	Six Flags Entertainment Corp / Canada’s Wonderland Company /Magnum Management Corp	5.3750	04/15/27	224,481

	LEISURE PRODUCTS — 1.6%
225,000	Brunswick Corporation	5.8500	03/18/29	233,165

	OIL & GAS PRODUCERS — 1.7%
250,000	Buckeye Partners, L.P.	4.1250	12/01/27	247,123

	OIL & GAS SERVICES & EQUIPMENT — 1.4%
200,000	Oceaneering International, Inc.	6.0000	02/01/28	203,245

	PUBLISHING & BROADCASTING — 3.4%
466,000	Belo Corporation	7.7500	06/01/27	488,149

	RETAIL - DISCRETIONARY — 2.7%
175,000	Advance Auto Parts, Inc.	1.7500	10/01/27	166,136
225,000	Nordstrom, Inc.	6.9500	03/15/28	233,319
				399,455

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.3%
	SPECIALTY FINANCE — 5.6%
200,000	AerCap Ireland Capital DAC / AerCap Global Global Aviation Trust 2	2.4500	10/29/26	$197,351
625,000	Aircastle Ltd.	4.2500	06/15/26	625,070
				822,421
	STEEL — 2.8%
400,000	ArcelorMittal S.A.	6.5500	11/29/27	416,830

	TOBACCO & CANNABIS — 1.7%
250,000	BAT International Finance PLC	1.6680	03/25/26	248,642

	TOTAL CORPORATE BONDS (Cost $5,576,857)			5,613,004

Shares
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
307,434	First American Treasury Obligations Fund, Class X, 3.65% (Cost $307,434)(c)			307,434

	TOTAL INVESTMENTS - 99.3% (Cost $11,993,050)			$14,557,216
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			103,025
	NET ASSETS - 100.0%			$14,660,241

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

DAC	- Designated Activity Company

KGaA	- Kommanditgesellschaft auf Aktien

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.A.B	- Sociedad Anónima Bursátil

S.A.B de C.V. - Sociedad Anónima Bursátil de Capital Variable

S.E.	- Societas Europeae

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Euro. Pays annually.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.6%
	FIXED INCOME - 4.6%
901,688	Invesco Senior Loan ETF	$18,935,448
374,591	SPDR Blackstone Senior Loan ETF	15,459,371
		34,394,819

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,559,095)	34,394,819

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 3.6%
	CLO — 3.6%
2,000,000	Apidos CLO LI Ltd. Series 2024-51A E(a),(b)	TSFR3M + 4.850%	8.7340	01/20/38	2,008,303
1,500,000	Apidos Clo XL Ltd. Series 2022-40A ER(a),(b)	TSFR3M + 5.600%	9.5050	07/15/37	1,500,675
1,250,000	Apidos CLO XXXII Series 2019-32A ER(a),(b)	TSFR3M + 5.500%	9.3840	01/20/33	1,253,476
1,000,000	Benefit Street Partners CLO XVI Ltd. Series 2018-16A ER2(a),(b)	TSFR3M + 4.900%	8.7820	01/17/38	997,859
1,510,000	Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A ER(a),(b)	TSFR3M + 5.400%	9.2840	10/20/37	1,509,867
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	10.0700	10/25/30	466,914
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	9.2160	07/15/31	454,443
2,000,000	Carlyle Global Market Strategies CLO Ltd Series 2014-2R(a),(b)	TSFR3M + 5.612%	9.4630	05/15/31	1,994,926
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.462%	10.3660	10/15/30	1,003,478
750,000	Dryden 54 Senior Loan Fund Series 2017-54A E(a),(b)	TSFR3M + 6.462%	10.3460	10/19/29	732,362
500,000	Highbridge Loan Management Ltd. Series 2013-2A DR(a),(b)	TSFR3M + 6.862%	10.7460	10/20/29	499,926
2,000,000	KKR CLO 14 Ltd. Series 14 ER(a),(b)	TSFR3M + 6.412%	10.3160	07/15/31	1,968,350
1,500,000	Meacham Park Clo Ltd. Series 2024-1A E(a),(b)	TSFR3M + 5.350%	9.2340	10/20/37	1,490,840
500,000	Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A E(a),(b)	TSFR3M + 4.800%	8.6600	01/23/39	493,137
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	9.5660	07/15/30	436,595
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(a),(b)	TSFR3M + 5.412%	9.2700	01/25/31	485,191
1,500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	9.5690	01/22/30	1,436,625
1,325,000	OHA Credit Funding 2 LTD Series 2019-2A ER2(a),(b)	TSFR3M + 4.800%	8.6700	01/21/38	1,324,894
1,250,000	OHA Credit Partners VII Ltd. Series 2012-7A ER4(a),(b)	TSFR3M + 4.500%	8.3890	02/20/38	1,245,495
2,000,000	Palmer Square CLO Ltd. Series 2023-1A ER(a),(b)	TSFR3M + 4.900%	8.7840	01/20/38	2,007,307
1,000,000	Palmer Square CLO Ltd. Series 2021-1A DR(a),(b)	TSFR3M + 4.750%	8.6340	04/20/38	977,931
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A E(a),(b)	TSFR3M + 6.012%	9.8960	10/20/30	954,876
1,000,000	Shackleton CLO Ltd. Series 2013-4RA D(a),(b)	TSFR3M + 6.112%	10.0230	04/13/31	985,167
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	10.0460	04/20/31	495,300
26,423	Wellfleet CLO Ltd. Series 2015-1A ER3(a),(b)	TSFR3M + 7.312%	11.1960	07/20/29	26,423
	TOTAL ASSET BACKED SECURITIES (Cost $26,976,656)				26,750,360

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.1%
	ADVERTISING & MARKETING — 0.3%
2,000,000	Outfront Media Capital, LLC / Outfront Media(a)		4.2500	01/15/29	$1,957,320

	BIOTECH & PHARMA — 0.1%
547,000	GENMAB A/S/GENMAB FINANCE, LLC(a)		7.2500	12/15/33	576,828

	CHEMICALS — 0.3%
137,000	Celanese US Holdings, LLC		7.0000	02/15/31	140,412
2,500,000	Valvoline, Inc.(a)		3.6250	06/15/31	2,299,295
					2,439,707
	CONTAINERS & PACKAGING — 0.5%
2,000,000	Clydesdale Acquisition Holdings, Inc.(a)		6.7500	04/15/32	2,057,889
1,441,000	Graphic Packaging International, LLC(a)		3.5000	03/01/29	1,379,878
					3,437,767
	ELECTRIC UTILITIES — 0.3%
2,000,000	Talen Energy Supply, LLC(a)		6.5000	02/01/36	2,069,429
138,000	TransAlta Corporation		5.8750	02/01/34	139,288
					2,208,717
	FOOD — 0.3%
2,115,920	Chobani Holdco II, LLC(a)		8.7500	10/01/29	2,263,815

	HEALTH CARE FACILITIES & SERVICES — 0.6%
1,144,000	DaVita, Inc.(a)		6.7500	07/15/33	1,187,098
1,090,000	LifePoint Health, Inc.(a)		11.0000	10/15/30	1,196,695
138,000	Surgery Center Holdings, Inc.(a)		7.2500	04/15/32	139,922
2,000,000	Tenet Healthcare Corporation(a)		6.0000	11/15/33	2,060,441
					4,584,156

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 5.1% (Continued)
	HOME & OFFICE PRODUCTS — 0.2%
219,000	Scotts Miracle-Gro Company (The)	4.0000	04/01/31	$206,329
2,137,000	Scotts Miracle-Gro Company (The)	4.3750	02/01/32	2,008,847
				2,215,176
	HOME CONSTRUCTION — 0.2%
1,174,000	APi Group DE, Inc.(a)	4.1250	07/15/29	1,147,243

	INDUSTRIAL INTERMEDIATE PROD — 0.3%
2,000,000	Roller Bearing Company of America, Inc.(a)	4.3750	10/15/29	1,970,753

	INDUSTRIAL SUPPORT SERVICES — 0.1%
542,000	Synergy Infrastructure Holdings, LLC(a)	7.8750	12/01/30	563,259

	INSURANCE — 0.5%
1,350,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	8.5000	06/15/29	1,413,455
2,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	6.7500	07/01/32	2,073,938
408,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	423,509
				3,910,902
	LEISURE FACILITIES & SERVICES — 0.3%
2,000,000	Caesars Entertainment, Inc.(a)	6.5000	02/15/32	2,049,525

	OIL & GAS PRODUCERS — 0.3%
2,223,000	Venture Global Plaquemines LNG, LLC(a)	6.7500	01/15/36	2,278,042

	PUBLISHING & BROADCASTING — 0.3%
2,000,000	McGraw-Hill Education, Inc.(a)	7.3750	09/01/31	2,110,877

	RETAIL - DISCRETIONARY — 0.3%
2,000,000	Metis Merger Sub, LLC(a)	6.5000	05/15/29	1,988,102

	TELECOMMUNICATIONS — 0.0%(c)
136,000	Level 3 Financing, Inc.(a)	8.5000	01/15/36	139,603

	TRANSPORTATION & LOGISTICS — 0.2%
2,000,000	Beacon Mobility Corporation(a)	7.2500	08/01/30	2,092,962

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TOTAL CORPORATE BONDS (Cost $37,005,904)				37,934,754

	TERM LOANS — 84.5%
	ADVERTISING & MARKETING — 0.6%
4,300,000	Endeavor Operating Company, LLC(b)	TSFR1M + 3.000%	6.7160	01/28/32	$4,330,100

	AEROSPACE & DEFENSE — 1.2%
491,987	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	6.1720	10/31/28	494,958
3,718,674	Goat Holdco, LLC(b)	TSFR1M + 3.000%	6.9130	12/10/31	3,732,285
111,600	Signia Aerospace, LLC(b),(e)	TSFR3M + 2.750%	3.0190	12/11/31	112,150
2,295,068	Signia Aerospace, LLC(b)	TSFR3M + 2.750%	6.5630	12/11/31	2,306,383
2,000,000	TransDigm, Inc.(b)	TSFR3M + 2.250%	6.3810	03/22/30	2,008,040
					8,653,816
	ASSET MANAGEMENT — 6.7%
1,545,200	Aragorn Parent Corporation(b)	TSFR1M + 3.500%	7.2160	12/15/28	1,557,917
633,621	Chicago US Midco III, L.P.(b),(e)	TSFR1M + 2.500%	6.2160	10/09/32	635,601
4,266,379	Chicago US Midco III, L.P.(b)	TSFR1M + 2.500%	6.6580	10/09/32	4,279,712
2,685,497	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 3.000%	6.7160	04/07/28	2,702,765
6,000,710	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 5.250%	8.9660	10/23/28	6,003,231
5,113,132	Focus Financial Partners, LLC(b)	TSFR1M + 2.750%	6.2160	09/15/31	5,127,500
5,387,853	GC Ferry Acquisition I, Inc.(b)	TSFR1M + 3.500%	7.1720	06/07/32	5,387,503
919,877	GC Ferry Acquisition I, Inc.(b),(e)	TSFR1M + 3.500%	7.8250	06/07/32	919,818
2,178,926	GTCR Everest Borrower, LLC(b)	TSFR1M + 2.750%	6.4220	09/05/31	2,189,516
230,685	June Purchaser, LLC(b),(e)	TSFR1M + 3.250%	3.2500	09/11/31	232,559
1,377,175	June Purchaser, LLC(b)	TSFR1M + 3.250%	6.4220	09/11/31	1,388,365
2,531,319	Nexus Buyer, LLC(b)	TSFR1M + 3.500%	7.2160	07/31/31	2,499,816
2,579,134	Nexus Buyer, LLC(b)	TSFR1M + 4.000%	7.7160	07/31/31	2,563,557
6,855,422	Osaic Holdings, Inc.(b)	TSFR1M + 3.000%	6.5950	07/19/32	6,892,029
7,264,460	Sophos Intermediate II Ltd.(b)	TSFR1M + 3.610%	7.3310	03/05/27	7,277,862
					49,657,751

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.5% (Continued)
	AUTOMOTIVE — 0.8%
4,712,885	Tenneco, Inc.(b)	TSFR1M + 4.750%	8.8100	11/17/28	$4,630,127
1,685,000	Tenneco, Inc.(b)	TSFR1M + 5.000%	8.8800	11/17/28	1,659,278
					6,289,405
	BIOTECH & PHARMA — 1.8%
3,913,942	Amneal Pharmaceuticals, LLC(b)	TSFR1M + 3.500%	7.2160	07/26/32	3,953,081
1,764,871	Curium Bidco Sarl(b)	TSFR1M + 3.000%	6.6720	08/07/31	1,784,726
6,050,000	Genmab A/S(b)	TSFR1M + 3.000%	6.9920	11/18/32	6,085,937
1,250,000	Grifols Worldwide Operations USA, Inc.(b)	TSFR1M + 2.000%	5.9220	11/08/27	1,251,300
					13,075,044
	CABLE & SATELLITE — 0.6%
917,092	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	6.9660	09/18/30	888,923
932,721	COGECO Financing 2, L.P.(b)	TSFR1M + 2.615%	6.3310	09/01/28	901,615
1,173,724	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	7.0520	03/06/31	1,164,722
1,811,170	WideOpenWest Finance, LLC(b)	TSFR1M + 7.262%	11.1730	12/11/28	1,848,145
					4,803,405
	CHEMICALS — 1.1%
1,740,501	Discovery Purchaser Corporation(b)	TSFR1M + 3.750%	7.6070	10/04/29	1,676,790
2,123,828	Nouryon Finance BV(b)	TSFR3M + 3.250%	7.0360	04/03/28	2,128,256
3,500,000	Olympus Water US Holding Corporation(b)	TSFR1M + 3.250%	6.9220	07/26/32	3,483,882
646,631	Windsor Holdings III, LLC(b)	TSFR1M + 2.750%	6.4660	08/01/30	648,956
					7,937,884
	COMMERCIAL SUPPORT SERVICES — 7.2%
1,303,024	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	6.9220	10/05/30	1,307,103
6,082,329	Allied Universal Holdco, LLC(b)	TSFR1M + 3.250%	6.9660	08/06/32	6,121,287
6,522,373	Amspec Parent, LLC(b)	TSFR1M + 3.500%	7.1720	12/22/31	6,554,984
528,000	Anticimex Global A.B.(b)	TSFR1M + 3.000%	6.9910	10/31/31	531,300
3,112,562	Bifm CA Buyer, Inc.(b)	TSFR1M + 3.250%	6.9660	05/31/28	3,137,852
3,713,553	CHG Healthcare Services, Inc.(b)	TSFR3M + 2.750%	6.5900	09/29/28	3,734,869
3,000,000	Citrin Cooperman Advisors, LLC(b)	TSFR3M + 3.000%	7.3220	03/31/32	3,012,495
3,979,376	Conservice Midco, LLC(b)	TSFR1M + 2.750%	6.4660	05/13/30	3,993,065
2,853,510	Ensemble RCM, LLC(b)	TSFR1M + 3.000%	6.8400	08/03/29	2,870,830
6,982,412	Garda World Security Corporation(b)	TSFR1M + 3.000%	6.7500	02/01/29	7,020,815
2,646,189	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.000%	6.3200	10/15/30	2,653,386
389,265	Raven Acquisition Holdings, LLC(b),(e)	TSFR1M + 1.000%	3.2500	10/24/31	390,984

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.5% (Continued)
	COMMERCIAL SUPPORT SERVICES — 7.2% (Continued)
5,422,460	Raven Acquisition Holdings, LLC(b)	TSFR1M + 3.250%	6.7160	10/24/31	$5,446,400
1,317,203	Wash Bidco, Inc.(b)	TSFR1M + 3.250%	6.9660	08/09/32	1,330,098
5,874,099	WestJet Loyalty, L.P.(b)	TSFR1M + 3.850%	6.9220	02/01/31	5,908,052
					54,013,520
	CONSTRUCTION MATERIALS — 0.2%
1,500,000	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	5.9660	04/14/31	1,506,015

	CONSUMER SERVICES — 2.5%
5,238,080	Fugue Finance, LLC(b)	TSFR1M + 2.750%	6.5720	01/09/32	5,262,962
3,198,437	KUEHG Corporation(b)	TSFR3M + 2.750%	6.4220	06/12/30	3,113,358
4,732,455	Lernen US Finco, LLC(b)	SOFRRATE + 3.500%	7.8700	10/27/31	4,750,202
1,352,692	Prometric Holdings, Inc.(b)	TSFR1M + 3.750%	7.4660	06/18/32	1,365,205
4,242,640	University Support Services, LLC(b)	TSFR1M + 3.350%	6.4660	06/29/28	4,111,372
					18,603,099
	CONTAINERS & PACKAGING — 0.6%
4,394,301	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 3.250%	7.4130	03/29/32	4,395,861

	ELECTRICAL EQUIPMENT — 0.5%
282,258	Pinnacle Buyer, LLC(b)	TSFR1M + 2.500%	6.7500	09/11/32	283,671
1,467,742	Pinnacle Buyer, LLC(b)	TSFR1M + 2.500%	6.7500	09/11/32	1,475,088
1,683,140	Vantage Elevator Solutions(b)	TSFR1M + 3.860%	7.5810	11/10/28	1,694,181
					3,452,940
	ENGINEERING & CONSTRUCTION — 0.2%
1,261,706	Chromalloy Corporation(b)	TSFR1M + 3.750%	7.2290	03/24/31	1,270,677
548,000	Green Infrastructure Partners, Inc.(b)	TSFR1M + 2.750%	6.4220	09/18/32	550,055
					1,820,732
	ENTERTAINMENT CONTENT — 0.4%
1,334,456	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	9.3310	09/01/27	1,335,790
1,429,913	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	9.3310	09/01/27	1,431,829
					2,767,619
	FOOD — 1.1%
366,000	Chobani, LLC(b)	TSFR1M + 2.250%	5.9660	10/22/32	368,288
1,339,846	Froneri US, Inc.(b)	TSFR1M + 2.000%	6.2690	09/18/31	1,340,831
3,345,574	Nourish Buyer I, Inc.(b)	TSFR1M + 4.500%	8.2500	07/08/32	3,368,591

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.5% (Continued)
	FOOD — 1.1% (Continued)
2,651,072	Snacking Investments US, LLC(b)	TSFR3M + 3.000%	6.8380	10/12/32	$2,670,955
					7,748,665
	HEALTH CARE FACILITIES & SERVICES — 8.0%
244,245	ADMI Corporation(b)	TSFR1M + 3.375%	7.2060	12/23/27	231,805
6,100,347	Bella Holding Company, LLC(b)	TSFR1M + 3.250%	6.7160	05/10/28	6,130,422
354,013	Hanger, Inc.(b),(e)	TSFR1M + 1.000%	7.2160	10/16/31	355,620
2,737,808	Hanger, Inc.(b)	TSFR1M + 3.500%	7.2160	10/16/31	2,750,237
5,774,825	Heartland Dental, LLC(b)	TSFR1M + 3.750%	7.4660	08/07/32	5,805,778
8,130,269	LifePoint Health, Inc.(b)	TSFR1M + 3.750%	8.5770	05/14/31	8,166,043
467,751	LifePoint Health, Inc.(b)	TSFR1M + 3.500%	7.6600	05/19/31	469,018
686,495	MED ParentCo, L.P.(b)	TSFR1M + 3.000%	6.7160	04/15/31	689,354
3,163,505	MED ParentCo, L.P.(b)	TSFR1M + 3.250%	7.4130	04/15/31	3,176,681
1,893,629	National Mentor Holdings, Inc.(b)	TSFR3M + 7.250%	11.0660	02/18/29	1,789,480
2,348,475	National Mentor Holdings, Inc.(b)	TSFR1M + 6.000%	9.7160	12/05/30	2,356,190
1,006,489	National Mentor Holdings, Inc.(b),(e)	TSFR1M + 6.000%	9.8730	12/05/30	1,009,796
1,348,192	Onex TSG Intermediate Corporation(b)	TSFR1M + 3.750%	7.5900	07/24/32	1,358,930
2,465,541	Outcomes Group Holdings, Inc.(b)	TSFR1M + 3.000%	6.7160	05/06/31	2,484,205
5,999,034	PAREXEL International Corporation(b)	TSFR1M + 2.750%	6.4660	12/09/31	6,026,539
1,389,874	Precision Medicine Group, LLC(b)	TSFR3M + 3.500%	7.1720	08/16/32	1,398,998
2,620,168	Southern Veterinary Partners, LLC(b)	TSFR3M + 2.500%	6.8180	12/04/31	2,619,946
8,485,570	Star Parent, Inc.(b)	TSFR1M + 4.000%	8.0020	09/19/30	8,505,130
4,091,360	Team Health Holdings, Inc.(b)	TSFR1M + 4.500%	8.3400	06/30/28	4,110,221
443,763	US Fertility Enterprises, LLC(b)	TSFR3M + 3.500%	7.2920	12/10/32	445,982
67,237	US Fertility Enterprises, LLC(b)	TSFR3M + 3.500%	7.2920	12/10/32	67,573
					59,947,948
	HOME & OFFICE PRODUCTS — 1.1%
7,917,488	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 3.000%	6.8030	07/31/28	7,943,853

	HOME CONSTRUCTION — 0.0%(c)
85,501	Chariot Buyer, LLC(b)	TSFR1M + 3.000%	6.4660	07/23/32	85,777

	INSTITUTIONAL FINANCIAL SERVICES — 2.9%
6,765,915	Aretec Group, Inc.(b)	TSFR1M + 3.000%	6.7160	08/09/30	6,800,354
6,326,708	Armor Holdco, Inc.(b)	TSFR1M + 3.750%	7.5490	12/11/31	6,361,315

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.9% (Continued)
3,107,000	Ascensus Holdings, Inc.(b)	TSFR1M + 3.000%	6.7160	08/02/28	$3,107,621
200,000	Ascensus Holdings, Inc.(b)	TSFR1M + 5.250%	8.9220	11/20/33	201,000
2,647,346	Hudson River Trading, LLC(b)	TSFR1M + 3.000%	6.4860	03/20/30	2,661,867
2,302,361	Jane Street Group, LLC(b)	TSFR1M + 2.000%	5.8220	12/11/31	2,294,440
					21,426,597
	INSURANCE — 7.7%
2,814,653	Acrisure, LLC(b)	TSFR1M + 3.000%	6.7160	11/06/30	2,815,976
1,743,630	Acrisure, LLC(b)	TSFR1M + 3.250%	6.9660	06/07/32	1,747,989
4,580,059	Alera Group Intermediate Holdings, Inc.(b)	TSFR1M + 3.250%	6.9660	05/21/32	4,607,288
1,894,741	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 2.500%	6.2160	09/19/31	1,901,155
2,100,000	Asurion, LLC(b)	TSFR1M + 5.250%	9.0810	01/29/28	2,096,399
1,775,331	Asurion, LLC(b)	TSFR1M + 4.000%	7.8160	08/17/28	1,779,556
1,950,348	Asurion, LLC(b)	TSFR1M + 5.250%	9.5280	01/14/29	1,920,820
3,892,413	Baldwin Insurance Group Holdings, LLC (The)(b)	TSFR1M + 2.500%	6.7360	05/27/31	3,892,413
9,852,504	BroadStreet Partners, Inc.(b)	TSFR1M + 3.250%	6.4660	05/12/31	9,896,397
4,161,899	Hyperion Refinance Sarl(b)	TSFR1M + 2.750%	6.5110	04/18/30	4,178,110
2,569,346	Hyperion Refinance Sarl(b)	TSFR1M + 2.750%	6.4660	02/18/31	2,578,750
8,372,250	IMA Financial Group, Inc. (The)(b)	TSFR1M + 3.850%	6.7160	11/01/28	8,403,018
1,929,183	OneDigital Borrower, LLC(b)	TSFR1M + 3.000%	6.7160	07/02/31	1,936,456
1,241,823	OneDigital Borrower, LLC(b)	TSFR1M + 5.250%	8.9660	06/14/32	1,255,024
2,147,487	PCF Insurance Services of the West, LLC(b)	TSFR1M + 3.250%	6.9660	06/14/32	2,136,749
3,273,919	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	6.2160	02/17/28	3,287,915
3,096,550	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.750%	6.7520	05/06/31	3,105,592
					57,539,607
	INTERNET MEDIA & SERVICES — 0.8%
878,883	Endurance International Group Holdings, Inc.(b)	TSFR1M + 3.500%	7.7160	02/10/28	719,586
1,591,960	Knot Worldwide, Inc. (The)(b)	TSFR1M + 3.750%	7.4660	01/31/28	1,339,235
1,366,747	MH Sub I, LLC(b)	TSFR1M + 4.250%	7.9660	05/03/28	1,274,833
1,487,697	MH Sub I, LLC(b)	TSFR1M + 6.250%	10.0900	02/23/29	1,251,406
1,297,604	MH Sub I, LLC(b)	TSFR1M + 4.250%	7.9660	12/11/31	1,116,549
					5,701,609
	LEISURE FACILITIES & SERVICES — 2.4%
2,590,434	Alterra Mountain Company(b)	TSFR1M + 2.500%	6.2160	08/17/28	2,603,386
1,509,001	Fitness International, LLC(b)	TSFR1M + 5.250%	8.2160	02/05/29	1,515,414

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.5% (Continued)
	LEISURE FACILITIES & SERVICES — 2.4% (Continued)
3,028,090	IRB Holding Corporation(b)	TSFR1M + 2.500%	6.2160	12/16/30	$3,038,568
1,058,000	Live Nation Entertainment, Inc.(b)	TSFR1M + 2.000%	5.7340	10/19/32	1,060,645
1,979,075	Tortuga Resorts Ghd, LLC(b)	TSFR1M + 3.250%	7.6010	08/13/32	1,956,810
4,755,250	UFC Holdings, LLC(b)	TSFR3M + 2.000%	5.8680	11/21/31	4,782,331
2,846,956	Voyager Parent, LLC(b)	TSFR1M + 4.750%	8.7510	05/10/32	2,852,565
					17,809,719
	MEDICAL EQUIPMENT & DEVICES — 2.2%
1,732,457	Archimedes Debt Merger Sub, LLC(b)	TSFR1M + 4.000%	7.9850	05/17/32	1,722,279
864,000	Argent Finco, LLC(b)	TSFR1M + 2.500%	6.4570	11/22/32	872,100
4,239,186	Bausch + Lomb Corporation(b)	TSFR1M + 4.000%	8.1660	09/14/28	4,249,783
3,220,406	Bausch + Lomb Corporation(b)	TSFR1M + 4.250%	8.4130	12/18/30	3,258,246
864,739	Medline Borrower, L.P.(b)	TSFR1M + 2.000%	5.4660	10/23/28	868,280
5,500,000	Medline Borrower, L.P.(b)	TSFR1M + 2.000%	5.4660	10/25/30	5,526,647
					16,497,335
	OIL & GAS PRODUCERS — 0.9%
1,901,873	EG America, LLC(b)	TSFR3M + 3.500%	7.3220	02/07/28	1,911,582
1,491,639	Prairie Acquiror, L.P.(b)	TSFR1M + 3.750%	7.4660	08/01/29	1,504,535
2,498,619	RelaDyne, Inc.(b)	SOFRRATE + 4.250%	7.2160	12/23/28	2,503,128
1,092,593	Rockpoint Gas Storage Partners, L.P.(b)	TSFR1M + 2.500%	6.1720	09/18/31	1,099,630
					7,018,875
	PUBLISHING & BROADCASTING — 1.3%
6,385,858	Cengage Learning, Inc.(b)	TSFR6M + 3.500%	7.2910	03/24/31	6,419,641
3,247,067	Houghton Mifflin Harcourt Company(b)	TSFR1M + 5.350%	9.0660	04/09/29	2,874,044
1,027,808	McGraw-Hill Education, Inc.(b)	TSFR1M + 2.750%	6.4660	08/06/31	1,037,814
					10,331,499
	RENEWABLE ENERGY — 1.1%
7,625,309	Granite Acquisition, Inc.(b)	TSFR1M + 2.865%	6.5810	03/17/28	7,655,505
2,419,165	Opal US, LLC(b)	TSFR6M + 3.000%	6.6860	04/23/32	2,437,308
					10,092,813
	RETAIL - CONSUMER STAPLES — 0.1%
1,381,536	Heritage Grocers Group, LLC(b)	TSFR3M + 6.850%	10.5220	08/01/29	1,081,985

	RETAIL - DISCRETIONARY — 2.0%
256,960	Evergreen Acqco 1, L.P.(b)	TSFR3M + 3.000%	6.7010	09/13/32	258,534

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.5% (Continued)
	RETAIL - DISCRETIONARY — 2.0% (Continued)
4,696,420	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	6.9660	01/16/32	$4,729,882
1,318,728	Gulfside Supply, Inc.(b)	TSFR3M + 3.000%	7.2990	05/29/31	1,303,075
5,130,957	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.000%	6.7160	05/04/28	5,155,508
3,226,716	Petco Health & Wellness Company, Inc.(b)	TSFR3M + 3.350%	7.1840	02/25/28	3,199,095
436,000	PetSmart, LLC(b)	TSFR1M + 4.000%	7.7340	08/09/32	434,775
					15,080,869
	SEMICONDUCTORS — 0.6%
3,306,000	Icon Parent, Inc.(b)	TSFR3M + 2.750%	6.6390	11/13/31	3,315,720
1,500,000	Icon Parent, Inc.(b)	TSFR1M + 5.000%	9.2050	09/13/32	1,506,795
					4,822,515
	SOFTWARE — 18.3%
6,106,027	athenahealth, Inc.(b)	SOFRRATE + 3.500%	6.4660	01/27/29	6,125,109
4,680,569	Avalara, Inc.(b)	TSFR3M + 2.750%	6.4220	03/29/32	4,706,242
4,850,871	Azalea Topco, Inc.(b)	TSFR1M + 3.000%	6.7160	04/30/31	4,866,030
5,322,657	BMC Software, Inc.(b)	TSFR1M + 3.000%	6.8220	07/30/31	5,315,072
1,121,494	Boxer Parent Company, Inc.(b)	TSFR1M + 5.750%	9.4660	07/06/32	1,084,064
5,093,788	Central Parent, Inc.(b)	TSFR1M + 3.250%	6.9220	07/06/29	4,331,197
4,628,448	Cloud Software Group, Inc.(b)	TSFR3M + 3.250%	6.9220	03/24/31	4,639,649
3,007,463	Cloud Software Group, Inc.(b)	TSFR3M + 3.250%	6.9220	08/09/32	3,014,756
4,000,790	Clover Holdings 2, LLC(b)	TSFR1M + 4.000%	7.8290	11/03/31	4,008,911
8,280,000	ConnectWise, LLC(b)	TSFR3M + 3.762%	7.4340	09/24/28	8,150,665
7,235,690	Cotiviti, Inc.(b)	TSFR1M + 3.250%	6.8840	02/24/31	6,970,393
6,000,000	Dayforce, Inc.(b)	TSFR1M + 3.000%	7.1570	10/07/32	5,989,320
783,980	DS Admiral Bidco, LLC(b)	TSFR1M + 4.250%	7.9220	06/05/31	772,220
1,129,123	ECI Macola/Max Holding, LLC(b)	TSFR1M + 2.750%	6.5220	05/09/30	1,136,271
8,998,407	Envestnet, Inc.(b)	TSFR1M + 3.500%	7.1630	09/19/31	9,029,316
1,496,231	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 2.500%	6.2160	01/26/32	1,495,064
2,887,212	Idera, Inc.(b)	TSFR1M + 3.500%	7.3540	03/02/28	2,701,550
615,000	Jaggaer, LLC(b)	TSFR1M + 5.250%	8.8220	10/08/32	612,119
1,775,000	Leia Finco US, LLC(b)	TSFR1M + 3.250%	7.5350	07/02/31	1,783,724
5,246,481	McAfee Corporation(b)	TSFR1M + 3.000%	6.7160	03/01/29	4,858,949
594,000	Metropolis Technologies, Inc.(b)	TSFR1M + 5.250%	8.9800	10/20/32	589,545
2,918,519	Mitchell International, Inc.(b)	TSFR1M + 3.250%	6.9660	06/06/31	2,931,667

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.5% (Continued)
	SOFTWARE — 18.3% (Continued)
2,311,391	Mitchell International, Inc.(b)	TSFR1M + 5.250%	8.9660	06/07/32	$2,302,435
3,090,103	Modena Buyer, LLC(b)	TSFR1M + 4.500%	8.0900	04/21/31	3,080,199
3,210,171	Ping Identity Holding Corporation(b)	TSFR1M + 2.750%	6.5910	10/29/32	3,222,209
2,666,270	PointClickCare Technologies, Inc.(b)	TSFR1M + 2.750%	6.4220	11/03/31	2,675,162
6,672,533	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.250%	6.9220	10/28/30	6,669,664
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	9.8160	08/10/29	1,082,838
3,325,072	Proofpoint, Inc.(b)	TSFR1M + 3.000%	7.1470	08/31/28	3,347,699
797,489	RealPage, Inc.(b)	TSFR1M + 3.250%	6.9340	02/18/28	797,796
900,494	RealPage, Inc.(b)	TSFR1M + 3.750%	7.4220	04/24/28	904,528
1,092,000	Red Planet Borrower, LLC(b)	TSFR1M + 4.000%	7.7160	08/09/32	1,095,413
3,438,024	Rocket Software, Inc.(b)	TSFR1M + 4.750%	7.4660	11/28/28	3,441,600
1,534,810	Starlight Parent, LLC(b)	TSFR1M + 4.000%	7.7010	03/15/32	1,535,769
4,493,335	Storable, Inc.(b)	TSFR1M + 3.250%	6.9660	04/17/31	4,520,475
3,250,000	UKG, Inc.(b)	TSFR3M + 2.500%	6.3380	02/10/31	3,257,166
4,415,689	Waystar Technologies, Inc.(b)	TSFR1M + 2.000%	5.7160	10/22/29	4,448,807
1,070,254	Zelis Payments Buyer, Inc.(b)	TSFR1M + 2.750%	6.4660	09/28/29	1,061,339
5,665,505	Zelis Payments Buyer, Inc.(b)	TSFR1M + 3.250%	6.9660	10/27/31	5,630,095
1,372,185	Zuora, Inc.(b)	TSFR1M + 3.500%	7.2160	12/15/31	1,369,359
					135,554,386
	SPECIALTY FINANCE — 1.9%
4,427,059	Apex Group Treasury, LLC(b)	TSFR1M + 3.500%	7.3870	02/20/32	4,183,570
448,000	Blackstone Mortgage Trust, Inc.(b)	TSFR1M + 2.500%	6.4570	11/19/32	448,840
2,107,788	CFC USA 2025, LLC(b)	TSFR1M + 3.750%	7.7350	05/31/32	2,057,728
875,000	Corpay Technologies Operating Company, LLC(b)	TSFR1M + 1.850%	5.4660	10/04/32	876,824
3,985,281	Kestra Advisor Services Holdings A, Inc.(b)	TSFR1M + 3.000%	6.7160	03/24/31	3,997,735
2,605,622	Orion US Finco(b)	TSFR1M + 3.500%	7.8330	05/20/32	2,620,891
					14,185,588
	TECHNOLOGY HARDWARE — 0.8%
4,316,913	Bingo Holdings I, LLC(b)	TSFR1M + 4.750%	8.4220	06/14/32	4,243,159
1,870,602	Pitney Bowes, Inc.(b)	TSFR1M + 3.750%	7.4220	02/02/32	1,863,007
					6,106,166
	TECHNOLOGY SERVICES — 3.0%
2,994,814	Access CIG, LLC(b)	TSFR1M + 4.000%	7.7160	08/19/30	2,897,482
772,745	Ahead DB Holdings, LLC(b)	TSFR3M + 2.500%	6.1720	02/03/31	772,876

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 84.5% (Continued)
	TECHNOLOGY SERVICES — 3.0% (Continued)
2,248,775	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 4.000%	7.6720	03/12/29	$2,262,301
947,532	CoreLogic, Inc.(b)	TSFR1M + 3.615%	7.3310	06/02/28	949,683
3,553,259	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.000%	7.1060	06/27/31	3,561,059
1,033,000	ION Platform Finance US, Inc.(b)	TSFR1M + 3.750%	7.4220	09/30/32	972,497
5,480,921	Kaseya, Inc.(b)	TSFR1M + 3.250%	6.7160	03/08/32	5,492,213
1,321,967	Neon Maple US Debt Mergersub, Inc.(b)	TSFR1M + 2.750%	6.2160	11/17/31	1,325,213
1,716,426	Neptune Bidco US, Inc.(b)	TSFR3M + 4.850%	8.7620	10/11/28	1,697,803
2,189,524	Trio Bidco, Inc.(b)	TSFR1M + 4.000%	7.6720	10/08/32	2,197,735
230,476	Trio Bidco, Inc.(b),(e)	TSFR1M + 4.000%	8.1650	10/08/32	231,340
					22,360,202
	TELECOMMUNICATIONS — 0.9%
3,107,901	Crown Subsea Communications Holding, Inc.(b)	TSFR1M + 3.500%	7.2160	01/30/31	3,135,872
3,288,258	QualityTech, L.P.(b)	TSFR1M + 3.500%	7.6060	11/04/31	3,298,550
					6,434,422
	TRANSPORTATION & LOGISTICS — 2.0%
274,620	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 3.250%	7.1340	05/28/32	276,338
314,929	Beacon Mobility Corporation(b),(e)	TSFR1M + 3.250%	6.9220	06/17/30	316,997
2,298,984	Beacon Mobility Corporation(b)	TSFR1M + 3.250%	6.9220	06/17/30	2,314,077
270,679	First Student Bidco, Inc.(b)	TSFR1M + 2.500%	6.2500	08/15/30	271,749
1,479,321	First Student Bidco, Inc.(b)	TSFR1M + 2.500%	6.2500	08/15/30	1,486,163
5,742,066	JetBlue Airways Corporation(b)	TSFR1M + 5.500%	8.4450	08/13/29	5,525,302
995,006	Radar Bidco Sarl(b)	TSFR1M + 3.250%	7.1850	04/25/31	1,002,887
1,491,318	Rand Parent, LLC(b)	TSFR3M + 3.000%	6.6720	03/18/30	1,497,633
2,338,767	Savage Enterprises, LLC(b)	TSFR1M + 2.500%	6.6060	08/04/32	2,351,923
					15,043,069
	WHOLESALE - CONSUMER STAPLES — 0.7%
5,316,434	Golden State Foods Corporation(b)	TSFR1M + 4.250%	7.6720	10/07/31	5,356,307

	TOTAL TERM LOANS (Cost $630,311,016)				629,476,997

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.2%
	MONEY MARKET FUNDS - 8.2%
61,375,473	First American Treasury Obligations Fund, Class X, 3.65% (Cost $61,375,473)(d)	$61,375,473

	TOTAL INVESTMENTS - 106.0% (Cost $790,228,144)	$789,932,403
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)%	(44,701,393)
	NET ASSETS - 100.0%	$745,231,010

BV	- Besloten Vennootschap

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is 62,190,238 or 8.3% of net assets.

(b)	Variable rate security; the rate shown represents the rate on December 31, 2025.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.

(e)	This investment or portion thereof was not funded as of December 31, 2025. The Fund had $4,343,644 at par value in unfunded commitments as of December 31, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 3.0%
	FIXED INCOME - 3.0%
100,000	SPDR Portfolio High Yield Bond ETF(a)			$2,367,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,378,825)

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 14.1%
	ASSET MANAGEMENT — 1.2%
887,000	Capital Southwest Corporation	5.1250	11/15/29	880,348

	ENGINEERING & CONSTRUCTION — 0.4%
200,000	Granite Construction, Inc.	3.2500	06/15/30	320,000

	INTERNET MEDIA & SERVICES — 0.3%
200,000	Lyft, Inc.	0.6250	03/01/29	241,170

	MEDICAL EQUIPMENT & DEVICES — 1.4%
700,000	Alphatec Holdings, Inc.(b)	0.7500	03/15/30	1,074,290

	RENEWABLE ENERGY — 0.4%
200,000	Array Technologies, Inc.(b)	2.8750	07/01/31	289,500

	RETAIL - CONSUMER STAPLES — 0.3%
300,000	Hims & Hers Health, Inc.(b),(c)	0.0000	05/15/30	259,350

	RETAIL - DISCRETIONARY — 0.2%
200,000	GameStop Corporation(b),(c)	0.0000	06/15/32	195,600

	SOFTWARE — 6.8%
200,000	BigBear.ai Holdings, Inc.(b)	6.0000	12/15/29	336,074
200,000	BlackLine, Inc.	1.0000	06/01/29	211,470
600,000	DigitalOcean Holdings, Inc.(b),(c)	0.0000	08/15/30	850,200
4,000,000	Nebius Group N.V.(b)	2.7500	09/15/32	3,837,999
200,000	Nutanix, Inc.	0.5000	12/15/29	193,400
				5,429,143

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 14.1% (Continued)
	SPECIALTY FINANCE — 0.9%
400,000	EZCORP, Inc.(b)	3.7500	12/15/29	$744,200

	TECHNOLOGY HARDWARE — 0.6%
500,000	Super Micro Computer, Inc.	3.5000	03/01/29	446,225

	TECHNOLOGY SERVICES — 1.6%
200,000	Euronet Worldwide, Inc.(b)	0.6250	10/01/30	182,875
500,000	MARA Holdings, Inc.(c)	0.0000	06/01/31	418,500
550,000	Riot Platforms, Inc.	0.7500	01/15/30	623,563
				1,224,938

	TOTAL CONVERTIBLE BONDS (Cost $10,810,362)			11,104,764

	CORPORATE BONDS — 78.4%
	ASSET MANAGEMENT — 4.1%
3,250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation(b)	10.0000	11/15/29	3,251,770

	BIOTECH & PHARMA — 7.6%
3,750,000	1261229 BC Ltd.(b)	10.0000	04/15/32	3,903,949
2,000,000	Harrow, Inc.(b)	8.6250	09/15/30	2,103,330
				6,007,279
	ENGINEERING & CONSTRUCTION — 0.2%
145,000	Tutor Perini Corporation(b)	11.8750	04/30/29	161,639

	ENTERTAINMENT CONTENT — 3.4%
478,000	AMC Networks, Inc.(b)	10.2500	01/15/29	501,616
1,750,000	AMC Networks, Inc.(b)	10.5000	07/15/32	1,934,896
250,000	Univision Communications, Inc.(b)	9.3750	08/01/32	268,783
				2,705,295
	FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
600,000	Mercer International, Inc.	5.1250	02/01/29	384,344

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 78.4% (Continued)
	HOME CONSTRUCTION — 2.6%
2,000,000	K Hovnanian Enterprises, Inc.(b)	8.3750	10/01/33	$2,034,128

	HOUSEHOLD PRODUCTS — 0.2%
150,000	Central Garden & Pet Company	4.1250	10/15/30	143,963

	INDUSTRIAL INTERMEDIATE PROD — 2.2%
1,700,000	Park-Ohio Industries, Inc.(b)	8.5000	08/01/30	1,754,000

	INTERNET MEDIA & SERVICES — 5.5%
4,250,000	Getty Images, Inc.(b)	10.5000	11/15/30	4,288,309

	LEISURE FACILITIES & SERVICES — 2.4%
1,550,000	Full House Resorts, Inc.(b)	8.2500	02/15/28	1,352,375
550,000	Odeon Finco PLC(b)	12.7500	11/01/27	567,494
				1,919,869
	METALS & MINING — 2.5%
166,000	Hecla Mining Company	7.2500	02/15/28	167,206
1,750,000	Nickel Industries Ltd.(b)	9.0000	09/30/30	1,817,539
				1,984,745
	OIL & GAS PRODUCERS — 3.0%
2,250,000	Northern Oil & Gas, Inc.(b)	7.8750	10/15/33	2,192,133
175,000	Occidental Petroleum Corporation	6.6000	03/15/46	181,788
				2,373,921
	OIL & GAS SERVICES & EQUIPMENT — 2.1%
200,000	Nine Energy Service, Inc.	13.0000	02/01/28	60,991
250,000	Transocean, Inc.(b)	8.5000	05/15/31	247,798
1,517,000	Transocean, Inc.	6.8000	03/15/38	1,305,274
				1,614,063
	PUBLISHING & BROADCASTING — 0.3%
224,000	Gray Media, Inc.(b)	10.5000	07/15/29	241,267

	RETAIL - DISCRETIONARY — 9.7%
1,065,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	15,442
490,017	Carvana Company(b)	9.0000	06/01/31	553,283

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 78.4% (Continued)
	RETAIL - DISCRETIONARY — 9.7% (Continued)
5,250,000	Hertz Corporation (The)(b)	12.6250	07/15/29	$5,298,309
1,283,000	Kohl’s Corporation	5.5500	07/17/45	915,123
1,075,000	Nordstrom, Inc.	5.0000	01/15/44	809,259
				7,591,416
	SOFTWARE — 11.8%
4,598,000	CoreWeave, Inc.(b)	9.0000	02/01/31	4,219,906
5,750,000	Pagaya US Holdings Company, LLC(b)	8.8750	08/01/30	5,031,282
				9,251,188
	SPECIALTY FINANCE — 8.0%
1,000,000	Arbor Realty SR, Inc.(b)	8.5000	12/15/28	996,585
4,750,000	Atlanticus Holdings Corporation(b)	9.7500	09/01/30	4,765,086
500,000	Enova International, Inc.(b)	9.1250	08/01/29	532,479
				6,294,150
	TECHNOLOGY HARDWARE — 0.0%
8,669,000	Energy Conversion Devices, Inc.(b),(c),(d),(e),(f)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 5.6%
4,298,000	Unisys Corporation(b)	10.6250	01/15/31	4,406,761

	TELECOMMUNICATIONS — 6.7%
3,750,000	APLD ComputeCo, LLC(b)	9.2500	12/15/30	3,688,056
1,500,000	Level 3 Financing, Inc.(b)	8.5000	01/15/36	1,539,742
				5,227,798

	TOTAL CORPORATE BONDS (Cost $65,581,222)			61,635,905

Shares
	SHORT-TERM INVESTMENTS — 8.6%
	COLLATERAL FOR SECURITIES LOANED - 3.1%
2,400,750	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $2,400,750)(g),(h)			2,400,750

	MONEY MARKET FUNDS - 5.5%
4,325,612	First American Treasury Obligations Fund, Class X, 3.65% (Cost $4,325,612)(h)			4,325,612

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,726,362)	$6,726,362

	TOTAL INVESTMENTS - 104.1% (Cost $85,496,771)	$81,834,031
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1)%	(3,259,015)
	NET ASSETS - 100.0%	$78,575,016

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $2,343,330.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is 65,422,603 or 83.3% of net assets.

(c)	Zero coupon bond.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Illiquid security. The total fair value of these securities as of December 31, 2025, was $0, representing 0% of net assets.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(g)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $2,400,750 at December 31, 2025.

(h)	Rate disclosed is the seven day effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 51.4%
	ASSET MANAGEMENT - 32.5%
1,000	Apollo Global Management, Inc.	$144,760
3,500	Ares Capital Corporation	70,805
39,034	Blue Owl Capital, Inc.(a)	583,168
49,000	Capital Southwest Corporation(a)	1,085,349
11,000	Carlyle Group, Inc. (The)	650,210
7,087	Carlyle Secured Lending, Inc.(a)	88,517
4,900	Crescent Capital BDC, Inc.	68,845
40,565	Hercules Capital, Inc.	763,433
12,128	Main Street Capital Corporation(a)	732,410
200,742	Prospect Capital Corporation	519,922
42,466	SuRo Capital Corporation	400,879
3,400	TPG, Inc.	217,056
70,337	Trinity Capital, Inc.(a)	1,030,437
		6,355,791
	AUTOMOTIVE - 0.4%
6,200	Ford Motor Company	81,344

	OIL & GAS PRODUCERS - 4.2%
23,298	Civitas Resources, Inc.(a)	631,143
40,000	HighPeak Energy, Inc.(a)	189,600
		820,743
	REAL ESTATE INVESTMENT TRUSTS - 12.3%
26,000	Advanced Flower Capital, Inc.	74,100
1,200	American Tower Corporation, Class A	210,684
600	Extra Space Storage, Inc.(a)	78,132
2,947	Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	92,624
4,890	Innovative Industrial Properties, Inc.(a)	231,590
34,478	NexPoint Diversified Real Estate Trust	132,049
5,000	Realty Income Corporation(a)	281,850
24,106	Rithm Capital Corporation	262,755
37,475	VICI Properties, Inc.	1,053,798
		2,417,582

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 51.4% (Continued)
	RETAIL - DISCRETIONARY - 1.0%
1,000	Dick’s Sporting Goods, Inc.	$197,970

	SPECIALTY FINANCE - 0.6%
1,600	OneMain Holdings, Inc.	108,080

	TRANSPORTATION & LOGISTICS - 0.4%
700	Copa Holdings S.A., Class A	84,427

	TOTAL COMMON STOCKS (Cost $11,430,490)	10,065,937

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 14.4%
	INTERNET MEDIA & SERVICES — 4.9%
850,000	Lyft, Inc.(b),(c)	0.0000	09/15/30	963,050

	RETAIL - CONSUMER STAPLES — 0.9%
200,000	Hims & Hers Health, Inc.(b),(c)	0.0000	05/15/30	172,900

	SOFTWARE — 4.0%
300,000	BigBear.ai Holdings, Inc.(b)	6.0000	12/15/29	504,111
300,000	Nebius Group N.V.(b)	2.7500	09/15/32	287,850
				791,961
	SPECIALTY FINANCE — 1.4%
150,000	EZCORP, Inc.(b)	3.7500	12/15/29	279,075

	TECHNOLOGY SERVICES — 3.2%
550,000	Riot Platforms, Inc.	0.7500	01/15/30	623,563

	TOTAL CONVERTIBLE BONDS (Cost $2,815,937)			2,830,549

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 30.9%
	ASSET MANAGEMENT — 1.3%
250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation(b)	10.0000	11/15/29	$250,136

	ENTERTAINMENT CONTENT — 0.8%
150,000	Univision Communications, Inc.(b)	9.3750	08/01/32	161,270

	LEISURE FACILITIES & SERVICES — 4.9%
500,000	Full House Resorts, Inc.(b)	8.2500	02/15/28	436,250
515,000	Odeon Finco PLC(b)	12.7500	11/01/27	531,381
				967,631
	OIL & GAS SERVICES & EQUIPMENT — 4.6%
250,000	Nine Energy Service, Inc.	13.0000	02/01/28	76,239
953,000	Transocean, Inc.	6.8000	03/15/38	819,991
				896,230
	RETAIL - DISCRETIONARY — 11.1%
373,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	5,408
40,017	Carvana Company(b)	9.0000	06/01/31	45,184
1,750,000	Hertz Corporation (The)(b)	12.6250	07/15/29	1,766,103
528,000	Kohl’s Corporation	5.5500	07/17/45	376,606
				2,193,301
	SOFTWARE — 6.1%
250,000	CoreWeave, Inc.(b)	9.0000	02/01/31	229,443
1,100,000	Pagaya US Holdings Company, LLC(b)	8.8750	08/01/30	962,505
				1,191,948
	TECHNOLOGY HARDWARE — 0.0%
5,543,000	Energy Conversion Devices, Inc.(b),(c),(d),(f),(g)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 0.8%
150,000	Unisys Corporation(b)	10.6250	01/15/31	153,796

	TELECOMMUNICATIONS — 1.3%
250,000	APLD ComputeCo, LLC(b)	9.2500	12/15/30	245,870

	TOTAL CORPORATE BONDS (Cost $8,196,359)			6,060,182

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 22.6%
	COLLATERAL FOR SECURITIES LOANED – 20.1%
3,953,485	Mount Vernon Liquid Assets Portfolio, 3.84% (Cost $3,953,485)(g),(h)	$3,953,485

	MONEY MARKET FUNDS - 2.5%
499,350	First American Treasury Obligations Fund, Class X, 3.65% (Cost $499,350)(g)	$499,350

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,452,835)	4,452,835

	TOTAL INVESTMENTS - 119.3% (Cost $26,895,621)	$23,409,503
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.3)%	(3,784,772)
	NET ASSETS - 100.0%	$19,624,731

BDC	- Business Development Company

LLC	- Limited Liability Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2025 was $3,793,860.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is 6,988,924 or 35.6% of net assets.

(c)	Zero coupon bond.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Illiquid security. The total fair value of these securities as of December 31, 2025 was $0, representing 0% of net assets.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(g)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $3,953,485 at December 31, 2025.

(h)	Rate disclosed is the seven day effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2025

			Catalyst/MAP	Catalyst/CIFC			Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Senior Secured		Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund		High Income Fund	Income Fund
ASSETS:
Investment in Securities, at Cost	$63,439,353	$62,599,904	$11,993,050	$790,228,144	(a)	$85,496,771	$26,895,621
Investment in Securities, at Value	$63,594,758	$42,869,193	$14,557,216	$789,932,403		$81,834,031	$23,409,503
Cash	—	—	—	1,846,304		—	—
Receivable for Fund shares sold	42,378	365	20,271	2,652,407		375,796	135,000
Receivable for securities sold	—	—	—	6,090,118		—	—
Dividends and interest receivable	798,909	215,636	80,520	5,401,381		2,033,153	342,623
Due from Advisor	—	—	1,973	—		—	—
Prepaid expenses and other assets	35,206	36,136	33,582	80,012		43,112	29,207
Total Assets	64,471,251	43,121,330	14,693,562	806,002,625		84,286,092	23,916,333

LIABILITIES:
Payable for securities purchased	—	—	—	57,827,362		2,624,063	291,563
Investment advisory fees payable	21,116	29,198	—	438,752		60,612	5,736
Distribution Payable	45,310	—	—	930,003		—	—
Payable upon return of securities loaned (Market value of securities on loan $0; $0; $0; $0; $2,343,330; $3,793,860)	—	—	—	—		2,400,750	3,953,485
Payable for Fund shares redeemed	69,339	94,628	1,000	1,279,201		561,185	—
Payable to related parties	3,728	16,303	3,726	46,020		7,737	6,499
Trustee fee payable	3,769	3,868	3,809	4,579		3,827	3,800
Accrued 12b-1 fees	6,032	1,084	7,073	118,419		17,395	6,733
Accrued expenses and other liabilities	19,859	36,040	17,713	127,279		35,507	23,786
Total Liabilities	169,153	181,121	33,321	60,771,615		5,711,076	4,291,602
Commitments and contingent liabilities (Note 1(o))
Net Assets	$64,302,098	$42,940,209	$14,660,241	$745,231,010		$78,575,016	$19,624,731

NET ASSETS CONSIST OF:
Paid in capital	$72,368,326	$191,238,021	$11,868,390	$769,699,058		$112,365,596	$40,566,519
Accumulated earnings (losses)	(8,066,228)	(148,297,812)	2,791,851	(24,468,048)		(33,790,580)	(20,941,788)
Net Assets	$64,302,098	$42,940,209	$14,660,241	$745,231,010		$78,575,016	$19,624,731

Class A
Net Assets	$3,490,824	$6,547,678	$2,059,426	$46,533,432		$20,608,896	$5,300,079
Shares of beneficial interest outstanding (b)	376,729	957,804	161,486	5,056,275		5,081,929	1,101,807
Net asset value per share (Net assets/shares outstanding)	$9.27	$6.84	$12.75	$9.20		$4.06	$4.81
Maximum offering price per share (c)	$9.73	$7.18	$13.53	$9.66		$4.26	$5.10
Minimum redemption price per share (d)	$9.18	$6.77	$12.62	$9.11		$4.02	$4.76

Class C
Net Assets	$2,580,460	$4,911,345	$4,138,304	$83,059,819		$4,763,498	$2,608,251
Shares of beneficial interest outstanding (b)	278,202	723,390	331,805	9,063,297		1,171,115	542,923
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.28	$6.79	$12.47	$9.16		$4.07	$4.80

Class I
Net Assets	$58,230,814	$31,481,186	$8,462,511	$613,075,703		$53,202,622	$11,716,401
Shares of beneficial interest outstanding (b)	6,269,157	4,604,928	662,923	66,580,393		13,102,753	2,444,411
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.29	$6.84	$12.77	$9.21		$4.06	$4.79

Class C-1 (e)
Net Assets				$2,562,056
Shares of beneficial interest outstanding (b)				279,754
Net asset value and offering price per share (Net assets/shares outstanding)				$9.16
Minimum redemption price per share (f)				$9.07

(a)	Includes unrealized appreciation (depreciation) on unfunded loan commitments of $85,890.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which impose a sales load of 5.75%.

(d)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

(e)	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund.

(f)	Shares redeemed within 12 months after purchase will be charged a CDSC of up to 1.00%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2025

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Senior Secured	Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund
Investment Income:
Dividend Income	$—	$—	$77,875	$1,330,713	$119,719	$438,346
Interest Income	1,543,798	1,848,170	136,015	26,181,722	1,289,613	270,062
Securities Lending Income - net	—	—	—	—	973	19,877
Foreign tax withheld	—	—	(5,796)	—	—	(1,344)
Total Investment Income	1,543,798	1,848,170	208,094	27,512,435	1,410,305	726,941

Operating Expenses:
Investment advisory fees	222,941	447,107	72,858	3,510,450	185,521	97,689
12b-1 Fees:
Class A	4,208	10,193	2,558	55,657	14,806	6,716
Class C	12,965	31,346	21,437	368,263	14,681	12,795
Class C-1 *	—	—	—	11,059	—	—
Networking fees	27,755	43,284	7,304	319,502	7,678	7,814
Financial administration/Fund accounting fees	22,161	48,037	21,129	152,443	25,405	21,852
Registration fees	17,658	19,278	15,892	45,178	16,653	18,224
Legal fees	10,609	12,095	11,110	13,242	11,628	16,136
Trustees’ fees	8,067	8,049	8,067	8,067	8,067	8,067
Legal administration/Management services fees	5,083	5,097	1,246	60,025	3,172	1,670
Audit fees	3,861	4,130	3,458	14,931	3,468	3,493
Transfer Agent fees	3,534	4,505	1,867	16,863	2,600	1,972
Compliance Officer fees	3,512	6,475	4,469	13,701	4,482	4,510
Printing expense	3,013	6,519	1,505	20,674	1,763	10,233
Custody fees	2,165	4,015	5,546	23,041	1,663	1,869
Insurance expense	757	1,643	192	10,359	232	258
Interest expense	—	—	84	—	1,427	10
Miscellaneous expense	1,463	1,463	1,463	14,802	1,512	1,764
Total Operating Expenses	349,752	653,236	180,185	4,658,257	304,758	215,072
Less: Fees waived/ Expenses reimbursed by Advisor	(109,454)	(166,058)	(85,444)	(1,061,243)	(43,365)	(65,564)
Net Operating Expenses	240,298	487,178	94,741	3,597,014	261,393	149,508

Net Investment Income	1,303,500	1,360,992	113,353	23,915,421	1,148,912	577,433

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	31,618	(13,424,251)	467,084	(1,763,351)	1,125,273	(711,329)
Foreign currency transactions	—	—	(361)	—	—	—
Net realized gain (loss)	31,618	(13,424,251)	466,723	(1,763,351)	1,125,273	(711,329)

Net change in unrealized appreciation (depreciation) on:
Investments	74,944	7,139,309	225,366	(40,219)	87,562	1,567,806
Foreign currency translations	—	—	(22)	—	—	(46)
Net change in unrealized appreciation (depreciation)	74,944	7,139,309	225,344	(40,219)	87,562	1,567,760

Net Realized and Unrealized Gain (Loss) on Investments	106,562	(6,284,942)	692,067	(1,803,570)	1,212,835	856,431

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,410,062	$(4,923,950)	$805,420	$22,111,851	$2,361,747	$1,433,864

*	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst Enhanced		Catalyst/MAP Global
	Catalyst Insider Income Fund		Income Strategy Fund		Balanced Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$1,303,500	$2,545,931	$1,360,992	$11,003,228	$113,353	$616,634
Net realized gain (loss) on investments	31,618	645,105	(13,424,251)	(36,302,129)	466,723	347,735
Net change in unrealized appreciation on investments	74,944	594,415	7,139,309	28,545,599	225,344	566,606
Net increase (decrease) in net assets resulting from operations	1,410,062	3,785,451	(4,923,950)	3,246,698	805,420	1,530,975

Distributions to Shareholders from:
Return of capital
Class A	—	—	—	(157,440)	—	—
Class C	—	—	—	(127,445)	—	—
Class I	—	—	—	(1,102,140)	—	—
Accumulated Earnings
Class A	(80,859)	(160,489)	(154,441)	(1,087,933)	(20,573)	(90,111)
Class C	(49,414)	(107,714)	(97,264)	(623,604)	(28,568)	(173,687)
Class I	(1,291,176)	(2,270,176)	(925,963)	(10,015,827)	(95,307)	(350,792)

Total distributions to shareholders	(1,421,449)	(2,538,379)	(1,177,668)	(13,114,389)	(144,448)	(614,590)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	892,597	734,163	88,973	1,070,568	224,784	476,167
Class C	285,504	281,191	90,257	270,800	219,831	2,452,810
Class I	15,939,220	12,712,860	2,205,131	22,819,418	208,246	371,213
Reinvestment of distributions
Class A	65,543	148,648	113,234	1,051,258	19,702	86,271
Class C	46,751	102,761	85,351	659,448	28,388	172,509
Class I	1,117,925	1,960,688	811,388	9,909,878	78,136	285,759
Cost of shares redeemed
Class A	(837,916)	(2,114,744)	(1,678,258)	(9,937,090)	(381,026)	(2,783,926)
Class C	(549,174)	(481,635)	(1,872,601)	(3,643,372)	(899,687)	(1,379,987)
Class I	(7,716,760)	(15,153,852)	(27,537,966)	(155,237,901)	(95,011)	(588,338)
Net increase (decrease) in net assets from share transactions of beneficial interest	9,243,690	(1,809,920)	(27,694,491)	(133,036,993)	(596,637)	(907,522)

Total Increase (Decrease) in Net Assets	9,232,303	(562,848)	(33,796,109)	(142,904,684)	64,335	8,863

Net Assets:
Beginning of year/period	55,069,795	55,632,643	76,736,318	219,641,002	14,595,906	14,587,043
End of year/period	$64,302,098	$55,069,795	$42,940,209	$76,736,318	$14,660,241	$14,595,906

Share Activity:
Class A
Shares Sold	96,377	79,880	12,192	129,141	18,106	41,311
Shares Reinvested	7,075	16,177	15,588	130,349	1,563	7,459
Shares Redeemed	(90,485)	(231,403)	(235,228)	(1,225,502)	(31,007)	(238,954)
Net increase (decrease) in shares of Beneficial interest	12,967	(135,346)	(207,448)	(966,012)	(11,338)	(190,184)

Class C
Shares Sold	30,831	30,507	12,278	33,819	18,043	214,993
Shares Reinvested	5,044	11,159	11,802	82,898	2,307	15,284
Shares Redeemed	(59,213)	(52,183)	(259,529)	(452,471)	(74,511)	(120,914)
Net increase (decrease) in shares of Beneficial interest	(23,338)	(10,517)	(235,449)	(335,754)	(54,161)	109,363

Class I
Shares Sold	1,717,722	1,380,015	308,985	2,791,079	16,520	31,260
Shares Reinvested	120,418	212,620	111,533	1,223,748	6,188	24,681
Shares Redeemed	(831,705)	(1,645,462)	(3,771,347)	(19,212,303)	(7,525)	(50,148)
Net increase (decrease) in shares of Beneficial interest	1,006,435	(52,827)	(3,350,829)	(15,197,476)	15,183	5,793

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/CIFC Senior				Catalyst/SMH Total
	Secured Income Fund		Catalyst/SMH High Income Fund		Return Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$23,915,421	$43,602,524	$1,148,912	$1,031,517	$577,433	$1,209,544
Net realized gain (loss) on investments	(1,763,351)	(2,229,800)	1,125,273	412,285	(711,329)	1,201,675
Net change in unrealized appreciation (depreciation) on investments	(40,219)	(1,166,459)	87,562	(50,599)	1,567,760	(1,711,548)
Net increase in net assets resulting from operations	22,111,851	40,206,265	2,361,747	1,393,203	1,433,864	699,671

Distributions to Shareholders from:
Accumulated Earnings
Class A	(1,473,271)	(2,835,785)	(348,223)	(492,364)	(159,354)	(367,343)
Class C	(2,164,003)	(3,366,372)	(71,805)	(99,809)	(66,641)	(151,378)
Class I	(19,971,687)	(37,925,201)	(745,532)	(439,233)	(359,949)	(769,810)
Class C-1 (a)	(65,002)	(110,716)	—	—	—	—

Total distributions to shareholders	(23,673,963)	(44,238,074)	(1,165,560)	(1,031,406)	(585,944)	(1,288,531)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	8,910,224	22,051,980	12,971,579	466,313	533,812	559,463
Class C	41,421,732	44,500,109	2,950,417	35,668	464,826	217,816
Class I	158,211,702	383,440,796	54,305,104	4,628,603	715,809	2,579,000
Class C-1 (a)	693,013	1,918,576	—	—	—	—
Reinvestment of distributions
Class A	1,104,867	2,268,646	284,994	364,626	156,498	354,325
Class C	2,046,669	3,111,754	53,428	57,855	65,584	150,477
Class I	15,475,161	30,184,424	698,874	390,716	359,588	769,015
Class C-1 (a)	—	9	—	—	—	—
Cost of shares redeemed
Class A	(5,191,080)	(16,852,232)	(727,925)	(1,507,874)	(530,065)	(1,232,987)
Class C	(24,569,813)	(18,988,262)	(154,570)	(262,016)	(300,035)	(568,843)
Class I	(109,455,760)	(256,294,570)	(8,943,766)	(3,726,601)	(831,477)	(1,926,405)
Class C-1 (a)	(252,145)	(368,560)	—	—	—	—
Net increase in net assets from share transactions of beneficial interest	88,394,570	194,972,670	61,438,135	447,290	634,540	901,861

Total Increase in Net Assets	86,832,458	190,940,861	62,634,322	809,087	1,482,460	313,001

Net Assets:
Beginning of year/period	658,398,552	467,457,691	15,940,694	15,131,607	18,142,271	17,829,270
End of year/period	$745,231,010	$658,398,552	$78,575,016	$15,940,694	$19,624,731	$18,142,271

Share Activity:
Class A
Shares Sold	967,180	2,383,948	3,176,271	126,367	109,258	117,659
Shares Reinvested	119,964	245,471	70,870	99,416	32,121	74,463
Shares Redeemed	(563,810)	(1,825,653)	(180,745)	(409,259)	(108,518)	(260,897)
Net increase (decrease) in shares of Beneficial interest	523,334	803,766	3,066,396	(183,476)	32,861	(68,775)

Class C
Shares Sold	4,513,741	4,827,941	727,800	9,589	94,053	46,065
Shares Reinvested	223,149	338,240	13,235	15,735	13,485	31,644
Shares Redeemed	(2,678,333)	(2,069,207)	(38,786)	(71,193)	(61,721)	(121,184)
Net increase (decrease) in shares of Beneficial interest	2,058,557	3,096,974	702,249	(45,869)	45,817	(43,475)

Class I
Shares Sold	17,163,550	41,470,568	13,329,838	1,256,314	147,402	546,508
Shares Reinvested	1,679,033	3,265,628	172,784	106,419	74,092	162,536
Shares Redeemed	(11,871,140)	(27,868,525)	(2,191,990)	(1,017,829)	(172,420)	(415,861)
Net increase in shares of Beneficial interest	6,971,443	16,867,671	11,310,632	344,904	49,074	293,183

Class C-1 (a)
Shares Sold	75,614	207,864
Shares Reinvested	—	1
Shares Redeemed	(27,486)	(40,213)
Net increase in shares of Beneficial interest	48,128	167,652

(a)	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.28		$9.06		$8.81		$8.82		$9.88	$9.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20		0.41		0.42		0.41		0.26	0.28
Net realized and unrealized gain (loss) on investments	0.00	(B)	0.22		0.26		(0.00	) (B)	(1.04)	0.39
Total from investment operations	0.20		0.63		0.68		0.41		(0.78)	0.67
LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.41)		(0.43)		(0.42)		(0.25)	(0.29)
From net realized gains	—		—		—		—		(0.03)	—
Total distributions	(0.21)		(0.41)		(0.43)		(0.42)		(0.28)	(0.29)
Net asset value, end of year/period	$9.27		$9.28		$9.06		$8.81		$8.82	$9.88
Total return (C)	2.21	% (F)	7.12%		7.84%		4.71%		(8.06)%	7.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,491		$3,376		$4,522		$4,422		$5,090	$4,764
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.37	% (D,G)	1.41	% (D)	1.39	% (D)	1.39	% (D)	1.34%	1.37%
Expenses, net waiver and reimbursement	1.00	% (D,G)	1.00	% (D)	1.00	% (D)	1.01	% (D)	1.00%	1.00%
Net investment Income, before waiver and reimbursement	3.83	% (G)	4.07%		4.26%		4.32%		2.34%	2.50%
Net investment income, net waiver and reimbursement	4.20	% (G)	4.48%		4.65%		4.70%		2.68%	2.87%
Portfolio turnover rate	52	% (F)	99%		17%		43%		70%	89%

	Class C
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.28		$9.07		$8.82		$8.83		$9.89	$9.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.34		0.35		0.35		0.18	0.19
Net realized and unrealized gain (loss) on investments	0.02		0.21		0.26		(0.01)		(1.03)	0.42
Total from investment operations	0.18		0.55		0.61		0.34		(0.85)	0.61
LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.34)		(0.36)		(0.35)		(0.18)	(0.22)
From net realized gains	—		—		—		—		(0.03)	—
Total distributions	(0.18)		(0.34)		(0.36)		(0.35)		(0.21)	(0.22)
Net asset value, end of year/period	$9.28		$9.28		$9.07		$8.82		$8.83	$9.89
Total return (C)	1.94	% (F)	6.20%		7.04%		3.94%		(8.76)%	6.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,580		$2,798		$2,830		$2,631		$3,658	$3,851
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.12	% (E,G)	2.16	% (E)	2.14	% (E)	2.14	% (E)	2.09%	2.12%
Expenses, net waiver and reimbursement	1.75	% (E,G)	1.75	% (E)	1.75	% (E)	1.76	% (E)	1.75%	1.75%
Net investment income, before waiver and reimbursement	3.08	% (G)	3.31%		3.51%		3.57%		1.57%	1.60%
Net investment income, net waiver and reimbursement	3.45	% (G)	3.72%		3.90%		3.95%		1.91%	1.97%
Portfolio turnover rate	52	% (F)	99%		17%		43%		70%	89%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Less than 0.01 per share.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	N/A	1.41%	1.39%	1.38%

Expenses, net waiver and reimbursement	N/A	1.00%	1.00%	1.00%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	N/A	2.16%	2.14%	2.13%

Expenses, net waiver and reimbursement	N/A	1.75%	1.75%	1.75%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.29		$9.08		$8.83		$8.84		$9.90	$9.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.21		0.44		0.44		0.44		0.28	0.30
Net realized and unrealized gain (loss) on investments	0.02		0.21		0.26		(0.01)		(1.03)	0.40
Total from investment operations	0.23		0.65		0.70		0.43		(0.75)	0.70
LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.44)		(0.45)		(0.44)		(0.28)	(0.31)
From net realized gains	—		—		—		—		(0.03)	—
Total distributions	(0.23)		(0.44)		(0.45)		(0.44)		(0.31)	(0.31)
Net asset value, end of year/period	$9.29		$9.29		$9.08		$8.83		$8.84	$9.90
Total return (B)	2.45	% (D)	7.27%		8.11%		4.97%		(7.79)%	7.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$58,231		$48,897		$48,280		$53,869		$88,201	$95,976
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.12	% (C,E)	1.16	% (C)	1.14	% (C)	1.14	% (C)	1.09%	1.12%
Expenses, net waiver and reimbursement	0.75	% (C,E)	0.75	% (C)	0.75	% (C)	0.76	% (C)	0.75%	0.75%
Net investment Income, before waiver and reimbursement	4.07	% (E)	4.32%		4.51%		4.57%		2.57%	2.65%
Net investment income, net waiver and reimbursement	4.44	% (E)	4.73%		4.90%		4.95%		2.91%	3.02%
Portfolio turnover rate	52	% (D)	99%		17%		43%		70%	89%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	N/A	1.16%	1.14%	1.13%

Expenses, net waiver and reimbursement	N/A	0.75%	0.75%	0.75%

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$7.62		$8.27		$9.17		$10.33		$11.21	$11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.57	(F)	0.62		0.60		0.66	0.73
Net realized and unrealized gain(loss) on investments	(0.80)		(0.46)		(0.77)		(1.11)		(0.87)	0.08
Total from investment operations	(0.64)		0.11		(0.15)		(0.51)		(0.21)	0.81
LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.62)		(0.75)		(0.65)		(0.66)	(0.71)
From net realized gains	—		—		—		—		(0.01)	—
From return of capital	—		(0.14)		—		—		—	—
Total distributions	(0.14)		(0.76)		(0.75)		(0.65)		(0.67)	(0.71)
Net asset value, end of year/period	$6.84		$7.62		$8.27		$9.17		$10.33	$11.21
Total return (B)	(8.51	)% (I)	1.28	% (C)	(1.64	)% (C)	(5.06	)% (C)	(2.03)%	7.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,548		$8,876		$17,616		$31,114		$33,489	$34,778
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.31	% (D,J)	2.07	% (D)	2.08	% (D)	2.03%		1.99%	2.04%
Expenses, net waiver and reimbursement	1.75	% (D,J)	1.75	% (D)	1.78	% (D)	1.75%		1.75%	1.75%
Net investment income, before waiver and reimbursement	3.82	% (J)	6.69	% (G)	6.82%		5.84%		5.81%	6.13%
Net investment income, net waiver and reimbursement	4.38	% (J)	7.00	% (H)	7.12%		6.12%		6.05%	6.42%
Portfolio turnover rate	5	% (I)	18%		13%		29%		57%	58%

	Class C
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$7.57		$8.22		$9.12		$10.28		$11.16	$11.07
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.45	(F)	0.55		0.52		0.58	0.65
Net realized and unrealized gain (loss) on investments	(0.80)		(0.40)		(0.76)		(1.10)		(0.87)	0.07
Total from investment operations	(0.67)		0.05		(0.21)		(0.58)		(0.29)	0.72
LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.57)		(0.69)		(0.58)		(0.58)	(0.63)
From net realized gains	—		—		—		—		(0.01)	—
From return of capital	—		(0.13)		—		—		—	—
Total distributions	(0.11)		(0.70)		(0.69)		(0.58)		(0.59)	(0.63)
Net asset value, end of year/period	$6.79		$7.57		$8.22		$9.12		$10.28	$11.16
Total return (B)	(8.92	)% (I)	0.54	% (C)	(2.38	)% (C)	(5.79	)% (C)	(2.74)%	6.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,911		$7,255		$10,637		$18,626		$27,398	$19,059
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	3.06	% (E,J)	2.82	% (E)	2.83	% (E)	2.78%		2.74%	2.79%
Expenses, net waiver and reimbursement	2.50	% (E,J)	2.50	% (E)	2.53	% (E)	2.50%		2.50%	2.50%
Net investment Income, before waiver and reimbursement	3.09	% (J)	5.30	% (G)	6.06%		5.04%		5.06%	5.47%
Net investment income, net waiver and reimbursement	3.65	% (J)	5.62	% (H)	6.36%		5.32%		5.30%	5.76%
Portfolio turnover rate	5	% (I)	18%		13%		29%		57%	58%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	N/A	2.07%	2.05%

Expenses, net waiver and reimbursement	N/A	1.75%	1.75%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	N/A	2.82%	2.80%

Expenses, net waiver and reimbursement	N/A	2.50%	2.50%

(F)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income, the net investment income per share without this change in estimate was .63 and .51 for Class A and Class C, respectively.

(G)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income accrual, the Net investment Income, before waiver and reimbursement was 7.38% and 6.00% for Class A and Class C, respectively.

(H)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income accrual, the Net investment Income, net waiver and reimbursement was 7.71% and 6.33% for Class A and Class C, respectively.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$7.62		$8.27		$9.17		$10.33		$11.21	$11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17		0.63	(E)	0.64		0.62		0.69	0.76
Net realized and unrealized gain (loss) on investments	(0.80)		(0.50)		(0.77)		(1.11)		(0.87)	0.07
Total from investment operations	(0.63)		0.13		(0.13)		(0.49)		(0.18)	0.83
LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.64)		(0.77)		(0.67)		(0.69)	(0.73)
From net realized gains	—		—		—		—		(0.01)	—
From return of capital	—		(0.14)		—		—		—	—
Total distributions	(0.15)		(0.78)		(0.77)		(0.67)		(0.70)	(0.73)
Net asset value, end of year/period	$6.84		$7.62		$8.27		$9.17		$10.33	$11.21
Total return (B)	(8.39	)% (H)	1.54	% (C)	(1.39	)% (C)	(4.82	)% (C)	(1.79)%	7.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$31,481		$60,606		$191,388		$354,447		$480,968	$280,265
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.06	% (D,I)	1.82	% (D)	1.83	% (D)	1.78%		1.74%	1.79%
Expenses, net waiver and reimbursement	1.50	% (D,I)	1.50	% (D)	1.53	% (D)	1.50%		1.50%	1.50%
Net investment income, before waiver and reimbursement	4.19	% (I)	7.45	% (F)	7.06%		6.05%		6.07%	6.39%
Net investment income, net waiver and reimbursement	4.75	% (I)	7.77	% (G)	7.36%		6.33%		6.31%	6.68%
Portfolio turnover rate	5	% (H)	18%		13%		29%		57%	58%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	N/A	1.82%	1.80%

Expenses, net waiver and reimbursement	N/A	1.50%	1.50%

(E)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income, the net investment income per share without this change in estimate was .69 for Class I.

(F)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income accrual, the Net investment Income, before waiver and reimbursement was 8.15% for Class I.

(G)	During the year ended June 30, 2025, the Fund revised its estimate for interest only securities interest income accrual, the Net investment Income, net waiver and reimbursement was 8.47% for ClassI. (H) Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$12.18		$11.42		$11.44	$11.36	$12.69	$10.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.48		0.28	0.23	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.60		0.79		0.29	0.15	(0.80)	1.74
Total from investment operations	0.70		1.27		0.57	0.38	(0.58)	1.94
LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.51)		(0.27)	(0.23)	(0.28)	(0.20)
From net realized gains	—		—		(0.32)	(0.07)	(0.47)	(0.00	) (B)
Total distributions	(0.13)		(0.51)		(0.59)	(0.30)	(0.75)	(0.20)
Net asset value, end of year/period	$12.75		$12.18		$11.42	$11.44	$11.36	$12.69
Total return (C)	5.76	% (H)	11.46%		5.20%	3.40%	(4.90)%	17.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,059		$2,104		$4,147	$2,219	$2,418	$2,681
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.39	% (F,I)	2.47	% (F)	2.37%	2.27%	2.07%	2.00%
Expenses, net waiver and reimbursement (D)	1.22	% (F,I)	1.22	% (F)	1.22%	1.22%	1.22%	1.22%
Net investment income, before waiver and reimbursement (D,E)	0.46	% (I)	2.88%		1.32%	0.95%	0.95%	0.92%
Net investment income, net waiver and reimbursement (D,E)	1.63	% (I)	4.13%		2.47%	2.00%	1.81%	1.70%
Portfolio turnover rate	19	% (H)	60%		30%	36%	25%	18%

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$11.91		$11.20		$11.23	$11.18	$12.55	$10.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.43		0.20	0.14	0.13	0.12
Net realized and unrealized gain (loss) on investments	0.59		0.71		0.28	0.15	(0.78)	1.70
Total from investment operations	0.64		1.14		0.48	0.29	(0.65)	1.82
LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.43)		(0.19)	(0.17)	(0.25)	(0.12)
From net realized gains	—		—		(0.32)	(0.07)	(0.47)	(0.00	) (B)
Total distributions	(0.08)		(0.43)		(0.51)	(0.24)	(0.72)	(0.12)
Net asset value, end of year/period	$12.47		$11.91		$11.20	$11.23	$11.18	$12.55
Total return (C)	5.41	% (H)	10.48%		4.43%	2.60%	(5.57)%	16.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,138		$4,597		$3,097	$5,217	$5,972	$6,653
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	3.14	% (G,I)	3.22	% (G)	3.12%	3.02%	2.82%	2.75%
Expenses, net waiver and reimbursement (D)	1.97	% (G,I)	1.97	% (G)	1.97%	1.97%	1.97%	1.97%
Net investment income(loss), before waiver and reimbursement (D,E)	(0.29	)% (I)	2.52%		0.68%	0.17%	0.19%	0.23%
Net investment income, net waiver and reimbursement (D,E)	0.88	% (I)	3.77%		1.83%	1.22%	1.04%	1.01%
Portfolio turnover rate	19	% (H)	60%		30%	36%	25%	18%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.39	% (I)	2.47%

Expenses, net waiver and reimbursement (D)	1.22	% (I)	1.22%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	3.14	% (I)	3.22%

Expenses, net waiver and reimbursement (D)	1.97	% (I)	1.97%

(H)	Not annualized

(I)	Annualized

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$12.19		$11.44		$11.47	$11.39	$12.70	$10.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.54		0.32	0.25	0.25	0.23
Net realized and unrealized gain (loss) on investments	0.61		0.76		0.29	0.15	(0.79)	1.74
Total from investment operations	0.73		1.30		0.61	0.40	(0.54)	1.97
LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.55)		(0.32)	(0.25)	(0.30)	(0.23)
From net realized gains	—		—		(0.32)	(0.07)	(0.47)	(0.00	) (B)
Total distributions	(0.15)		(0.55)		(0.64)	(0.32)	(0.77)	(0.23)
Net asset value, end of year/period	$12.77		$12.19		$11.44	$11.47	$11.39	$12.70
Total return (C)	5.97	% (G)	11.65%		5.55%	3.59%	(4.61)%	18.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$8,463		$7,894		$7,343	$7,525	$8,744	$10,504
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.14	% (F,H)	2.22	% (F)	2.12%	2.02%	1.82%	1.75%
Expenses, net waiver and reimbursement (D)	0.97	% (F,H)	0.97	% (F)	0.97%	0.97%	0.97%	0.97%
Net investment income, before waiver and reimbursement (D,E)	0.72	% (H)	3.38%		1.64%	1.18%	1.16%	1.15%
Net investment income, net waiver and reimbursement (D,E)	1.89	% (H)	4.63%		2.79%	2.23%	2.01%	1.93%
Portfolio turnover rate	19	% (G)	60%		30%	36%	25%	18%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.14	% (H)	2.22%

Expenses, net waiver and reimbursement (D)	0.97	% (H)	0.97%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Senior Secured Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.22		$9.27	$9.06	$8.94	$9.62	$9.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.31		0.68	0.78	0.66	0.33	0.28
Net realized and unrealized gain (loss) on investments	(0.02)		(0.03)	0.21	0.13	(0.69)	0.54
Total from investment operations	0.29		0.65	0.99	0.79	(0.36)	0.82
LESS DISTRIBUTIONS:
From net investment income	(0.31)		(0.70)	(0.78)	(0.67)	(0.32)	(0.31)
Total distributions	(0.31)		(0.70)	(0.78)	(0.67)	(0.32)	(0.31)
Net asset value, end of year/period	$9.20		$9.22	$9.27	$9.06	$8.94	$9.62
Total return (B)	3.16	% (G)	7.26%	11.29%	9.12%	(3.91)%	9.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$46,533		$41,811	$34,556	$16,572	$23,683	$19,682
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,D)	1.45	% (H)	1.47%	1.48%	1.55%	1.53%	1.59%
Expenses, net waiver and reimbursement (C,D)	1.15	% (H)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income, before waiver and reimbursement (C,F)	6.38	% (H)	7.04%	8.13%	6.88%	3.10%	2.52%
Net investment income, net waiver and reimbursement (C,F)	6.68	% (H)	7.36%	8.46%	7.28%	3.48%	2.96%
Portfolio turnover rate	24	% (G)	117%	103%	84%	95%	180%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.19		$9.23	$9.03	$8.91	$9.59	$9.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.27		0.60	0.71	0.60	0.26	0.21
Net realized and unrealized gain (loss) on investments	(0.03)		(0.01)	0.20	0.12	(0.69)	0.54
Total from investment operations	0.24		0.59	0.91	0.72	(0.43)	0.75
LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.63)	(0.71)	(0.60)	(0.25)	(0.24)
Total distributions	(0.27)		(0.63)	(0.71)	(0.60)	(0.25)	(0.24)
Net asset value, end of year/period	$9.16		$9.19	$9.23	$9.03	$8.91	$9.59
Total return (B)	2.66	% (G)	6.58%	10.36%	8.32%	(4.63)%	8.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$83,060		$64,343	$36,066	$23,226	$21,907	$14,399
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.20	% (H)	2.22%	2.23%	2.30%	2.28%	2.34%
Expenses, net waiver and reimbursement (C,E)	1.90	% (H)	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income, before waiver and reimbursement (C,F)	5.63	% (H)	6.20%	7.38%	6.26%	2.37%	1.75%
Net investment income, net waiver and reimbursement (C,F)	5.93	% (H)	6.52%	7.72%	6.66%	2.74%	2.19%
Portfolio turnover rate	24	% (G)	117%	103%	84%	95%	180%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests. (D) Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.45	% (H)	1.47%	1.48%	1.55%	1.53%	1.59%

Expenses, net waiver and reimbursement (C)	1.15	% (H)	1.15%	1.15%	1.15%	1.15%	1.15%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.20	% (H)	2.22%	2.23%	2.30%	2.28%	2.34%

Expenses, net waiver and reimbursement (C)	1.90	% (H)	1.90%	1.90%	1.90%	1.90%	1.90%

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Senior Secured Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2025		June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.23		$9.27	$9.07	$8.94	$9.63		$9.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.32		0.70	0.80	0.68	0.36		0.32
Net realized and unrealized gain (loss) on investments	(0.02)		(0.02)	0.20	0.14	(0.71)		0.52
Total from investment operations	0.30		0.68	1.00	0.82	(0.35)		0.84
LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.72)	(0.80)	(0.69)	(0.34)		(0.33)
Total distributions	(0.32)		(0.72)	(0.80)	(0.69)	(0.34)		(0.33)
Net asset value, end of year/period	$9.21		$9.23	$9.27	$9.07	$8.94		$9.63
Total return (C)	3.29	% (I)	7.64%	11.44%	9.51%	(3.74	)% (H)	9.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$613,076		$550,118	$396,246	$198,164	$202,444		$121,480
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.20	% (J)	1.22%	1.23%	1.30%	1.28%		1.34%
Expenses, net waiver and reimbursement (D,E)	0.90	% (J)	0.90%	0.90%	0.90%	0.90%		0.90%
Net investment income, before waiver and reimbursement (D,G)	6.63	% (J)	7.26%	8.38%	7.19%	3.39%		2.88%
Net investment income, net waiver and reimbursement (D,G)	6.93	% (J)	7.59%	8.71%	7.59%	3.77%		3.31%
Portfolio turnover rate	24	% (I)	117%	103%	84%	95%		180%

	Class C-1 (A)
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	December 31, 2025		June 30, 2025		June 30, 2024	June 30, 2023
	(Unaudited)
Net asset value, beginning of year/period	$9.18		$9.22		$9.03	$8.84
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.27		0.59		0.70	0.45
Net realized and unrealized gain (loss) on investments	(0.02)		(0.00	) (K)	0.20	0.19
Total from investment operations	0.25		0.59		0.90	0.64
LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.63)		(0.71)	(0.45)
Total distributions	(0.27)		(0.63)		(0.71)	(0.45)
Net asset value, end of year/period	$9.16		$9.18		$9.22	$9.03
Total return (C)	2.77	% (I)	6.58%		10.34%	7.41	% (I)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,562		$2,126		$590	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	2.20	% (J)	2.22%		2.23%	2.51	% (J)
Expenses, net waiver and reimbursement (D,F)	1.90	% (J)	1.90%		1.90%	1.90	% (J)
Net investment income, before waiver and reimbursement (D,G)	5.63	% (J)	6.08%		7.26%	6.95	% (J)
Net investment income, net waiver and reimbursement (D,G)	5.93	% (J)	6.40%		7.58%	7.56	% (J)
Portfolio turnover rate	24	% (I)	117%		103%	84	% (I)

(A)	Class C-1 commenced investment operations on November 1, 2022.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.20	% (J)	1.22%	1.23%	1.30%	1.28%	1.34%

Expenses, net waiver and reimbursement (D)	0.90	% (J)	0.90%	0.90%	0.90%	0.90%	0.90%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.20	% (J)	2.22%	2.23%	2.51%	(J)

Expenses, net waiver and reimbursement (D)	1.90	% (J)	1.90%	1.90%	1.90%	(J)

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(I)	Not annualized.

(J)	Annualized.

(K)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$3.73		$3.63		$3.43		$3.33		$4.23		$3.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.23		0.25		0.22		0.19		0.17
Net realized and unrealized gain (loss) on investments	0.31		0.10		0.20		0.10		(0.90)		0.70
Total from investment operations	0.43		0.33		0.45		0.32		(0.71)		0.87
LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.23)		(0.25)		(0.22)		(0.19)		(0.16)
From net realized gains	—		—		—		—		(0.00	) (C)	(0.01)
From return of capital	—		—		—		—		(0.00	) (C)	(0.00	) (C)
Total distributions	(0.10)		(0.23)		(0.25)		(0.22)		(0.19)		(0.17)
Net asset value, end of year/period	$4.06		$3.73		$3.63		$3.43		$3.33		$4.23
Total return (B)	11.68	% (H)	9.42%		13.65%		9.94%		(17.26)%		25.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$20,609		$7,508		$7,993		$7,495		$8,002		$8,889
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	1.68	% (D,I)	2.36	% (D)	2.38	% (D)	2.36	% (D)	1.95	% (D)	2.04%
Expenses, net waiver and reimbursement (F)	1.49	% (D,I)	1.48	% (D)	1.48	% (D)	1.52	% (D)	1.49	% (D)	1.48%
Net investment income, before waiver and reimbursement (F,G)	5.78	% (I)	5.41%		6.13%		5.72%		4.31%		3.71%
Net investment income, net waiver and reimbursement (F,G)	5.97	% (I)	6.29%		7.02%		6.56%		4.78%		4.27%
Portfolio turnover rate	42	% (H)	54%		33%		41%		42%		51%

	Class C
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$3.74		$3.64		$3.44		$3.33		$4.23		$3.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.20		0.22		0.20		0.15		0.14
Net realized and unrealized gain (loss) on investments	0.32		0.10		0.21		0.10		(0.88)		0.70
Total from investment operations	0.42		0.30		0.43		0.30		(0.73)		0.84
LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.20)		(0.23)		(0.19)		(0.16)		(0.13)
From net realized gains	—		—		—		—		(0.00	) (C)	(0.01)
From return of capital	—		—		—		—		(0.01)		(0.00	) (C)
Total distributions	(0.09)		(0.20)		(0.23)		(0.19)		(0.17)		(0.14)
Net asset value, end of year/period	$4.07		$3.74		$3.64		$3.44		$3.33		$4.23
Total return (B)	11.26	% (H)	8.56%		12.77%		9.40%		(17.91)%		24.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,763		$1,751		$1,875		$1,974		$2,534		$6,067
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	2.43	% (E,I)	3.11	% (E)	3.13	% (E)	3.11	% (E)	2.70	% (E)	2.79%
Expenses, net waiver and reimbursement (F)	2.24	% (E,I)	2.23	% (E)	2.23	% (E)	2.27	% (E)	2.24	% (E)	2.23%
Net investment income, before waiver and reimbursement (F,G)	4.97	% (I)	4.66%		5.38%		4.95%		3.36%		2.97%
Net investment income, net waiver and reimbursement (F,G)	5.16	% (I)	5.54%		6.28%		5.79%		3.81%		3.53%
Portfolio turnover rate	42	% (H)	54%		33%		41%		42%		51%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	1.67	% (I)	2.36%	2.38%	2.32%	1.94%

Expenses, net waiver and reimbursement (F)	1.48	% (I)	1.48%	1.48%	1.48%	1.48%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	2.42	% (I)	3.11%	3.13%	3.07%	2.69%

Expenses, net waiver and reimbursement (F)	2.23	% (I)	2.23%	2.23%	2.23%	2.23%

(F)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests. (H) Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$3.73		$3.64		$3.43		$3.33		$4.23		$3.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.24		0.26		0.23		0.20		0.18
Net realized and unrealized gain (loss) on investments	0.31		0.09		0.21		0.10		(0.90)		0.70
Total from investment operations	0.44		0.33		0.47		0.33		(0.70)		0.88
LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.24)		(0.26)		(0.23)		(0.20)		(0.17)
From net realized gains	—		—		—		—		(0.00	) (C)	(0.01)
From return of capital	—		—		—		—		(0.00	) (C)	(0.00	) (C)
Total distributions	(0.11)		(0.24)		(0.26)		(0.23)		(0.20)		(0.18)
Net asset value, end of year/period	$4.06		$3.73		$3.64		$3.43		$3.33		$4.23
Total return (B)	11.80	% (G)	9.38%		14.24%		10.22%		(17.06)%		25.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$53,203		$6,681		$5,264		$4,150		$7,566		$10,930
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.43	% (D,H)	2.11	% (D)	2.13	% (D)	2.11	% (D)	1.70	% (D)	1.74%
Expenses, net waiver and reimbursement (E)	1.24	% (D,H)	1.23	% (D)	1.23	% (D)	1.27	% (D)	1.24	% (D)	1.23%
Net investment income, before waiver and reimbursement (E,F)	6.16	% (H)	5.65%		6.39%		5.94%		4.49%		3.91%
Net investment income, net waiver and reimbursement (E,F)	6.35	% (H)	6.53%		7.28%		6.72%		4.94%		4.42%
Portfolio turnover rate	42	% (G)	54%		33%		41%		42%		51%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	1.42	% (H)	2.11%	2.13%	2.07%	1.69%

Expenses, net waiver and reimbursement (E)	1.23	% (H)	1.23%	1.23%	1.23%	1.23%

(E)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not Annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$4.59		$4.73		$4.39		$4.23		$5.15	$3.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.31		0.30		0.24		0.18	0.24
Net realized and unrealized gain (loss) on investments	0.23		(0.12)		0.32		0.13		(0.87)	1.41
Total from investment operations	0.37		0.19		0.62		0.37		(0.69)	1.65
LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.33)		(0.28)		(0.21)		(0.15)	(0.24)
From return of capital	—		—		—		—		(0.08)	—
Total distributions	(0.15)		(0.33)		(0.28)		(0.21)		(0.23)	(0.24)
Net asset value, end of year/period	$4.81		$4.59		$4.73		$4.39		$4.23	$5.15
Total return (B)	7.97	% (H)	4.02%		14.54	% (G)	9.01%		(13.92)%	45.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,300		$4,907		$5,376		$6,169		$6,756	$4,164
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.25	% (E,I)	2.39	% (E)	2.26	% (E)	2.18	% (E)	1.99%	2.16%
Expenses, net waiver and reimbursement (C)	1.58	% (E,I)	1.58	% (E)	1.58	% (E)	1.59	% (E)	1.58%	1.58%
Net investment income, before waiver and reimbursement (C,D)	5.17	% (I)	5.76%		5.94%		4.86%		3.22%	4.85%
Net investment income, net waiver and reimbursement (C,D)	5.84	% (I)	6.57%		6.62%		5.45%		3.63%	5.43%
Portfolio turnover rate	51	% (H)	62%		35%		15%		26%	42%

	Class C
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$4.58		$4.72		$4.39		$4.23		$5.14	$3.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.13		0.28		0.27		0.20		0.15	0.21
Net realized and unrealized gain (loss) on investments	0.22		(0.12)		0.31		0.14		(0.87)	1.40
Total from investment operations	0.35		0.16		0.58		0.34		(0.72)	1.61
LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.30)		(0.25)		(0.18)		(0.11)	(0.20)
From return of capital	—		—		—		—		(0.08)	—
Total distributions	(0.13)		(0.30)		(0.25)		(0.18)		(0.19)	(0.20)
Net asset value, end of year/period	$4.80		$4.58		$4.72		$4.39		$4.23	$5.14
Total return (B)	7.59	% (H)	3.24%		13.46%		8.19%		(14.43)%	44.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,608		$2,279		$2,551		$2,834		$3,296	$8,600
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.00	% (F,I)	3.14	% (F)	3.01	% (F)	2.93	% (F)	2.74%	2.92%
Expenses, net waiver and reimbursement (C)	2.33	% (F,I)	2.33	% (F)	2.33	% (F)	2.34	% (F)	2.33%	2.33%
Net investment income, before waiver and reimbursement (C,D)	4.45	% (I)	5.02%		5.20%		4.09%		2.61%	4.24%
Net investment income, net waiver and reimbursement (C,D)	5.12	% (I)	5.83%		5.87%		4.68%		2.99%	4.82%
Portfolio turnover rate	51	% (H)	62%		35%		15%		26%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.25	% (I)	2.39%	2.26%	2.17%

Expenses, net waiver and reimbursement (C)	1.58	% (I)	1.58%	1.58%	1.58%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.00	% (I)	3.14%	3.01%	2.92%

Expenses, net waiver and reimbursement (C)	2.33	% (I)	2.33%	2.33%	2.33%

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(H)	Not annualized.

(I)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights (Continued)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2025		June 30, 2025		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$4.57		$4.71		$4.38		$4.22		$5.13	$3.73
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.16		0.32		0.32		0.25		0.19	0.27
Net realized and unrealized gain (loss) on investments	0.21		(0.12)		0.30		0.13		(0.86)	1.38
Total from investment operations	0.37		0.20		0.62		0.38		(0.67)	1.65
LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.34)		(0.29)		(0.22)		(0.16)	(0.25)
From return of capital	—		—		—		—		(0.08)	—
Total distributions	(0.15)		(0.34)		(0.29)		(0.22)		(0.24)	(0.25)
Net asset value, end of year/period	$4.79		$4.57		$4.71		$4.38		$4.22	$5.13
Total return (B)	8.14	% (F)	4.30%		14.63%		9.32%		(13.57)%	45.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$11,716		$10,957		$9,902		$7,213		$8,702	$7,220
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.00	% (E,G)	2.14	% (E)	2.01	% (E)	1.93	% (E)	1.74%	1.91%
Expenses, net waiver and reimbursement (C)	1.33	% (E,G)	1.33	% (E)	1.33	% (E)	1.34	% (E)	1.33%	1.33%
Net investment income, before waiver and reimbursement (C,D)	5.45	% (G)	6.00%		6.23%		5.10%		3.52%	5.39%
Net investment income, net waiver and reimbursement (C,D)	6.12	% (G)	6.81%		6.92%		5.69%		3.93%	5.96%
Portfolio turnover rate	51	% (F)	62%		35%		15%		26%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.00	% (G)	2.14%	2.01%	1.92%

Expenses, net waiver and reimbursement (C)	1.33	% (G)	1.33%	1.33%	1.33%

(F)	Not Annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-four series. These financial statements include the following six series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst Enhanced Income Strategy (“Enhanced Income”)	Wynkoop, LLC	Current income
Catalyst/MAP Global Balanced (“Global Balanced”)	Managed Asset Portfolios, LLC (“MAP”)	Total return, which consists of current income and capital appreciation
Catalyst/CIFC Senior Secured Income (“Senior Secured Income”)	CIFC Investment Management, LLC	Current income
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors LLC (“SMH”)	Income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income (“Total Return Income”)	SMH	Income and capital appreciation

Insider Income, High Income and Total Return Income are each registered as non-diversified series of the trust, while Enhanced Income, Global Balanced and Senior Secured Income are diversified series of the Trust.

As of December 31, 2025, each Fund offers Class A, Class C and Class I shares. Additionally, Senior Secured Income offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting Topic 280 - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in ASU 2023-07 Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio manager(s) and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities, including Bank Loans (other than short-term obligations), are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies the (“closed-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end fund purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$12,254,804	$—	$12,254,804
Corporate Bonds	—	45,193,883	—	45,193,883
Money Market Funds	6,146,071	—	—	6,146,071
Total Assets	$6,146,071	$57,448,687	$—	$63,594,758

Enhanced Income
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$24,758,782	$—	$24,758,782
U.S. Government & Agency Obligations	—	10,093,631	—	10,093,631
Money Market Funds	8,016,780	—	—	8,016,780
Total Assets	$8,016,780	$34,852,413	$—	$42,869,193

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Global Balanced
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,676,253	$—	$—	$7,676,253
Exchange-Traded Funds	674,423	—	—	674,423
Preferred Stocks	286,102	—	—	286,102
Corporate Bonds	—	5,613,004	—	5,613,004
Money Market Funds	307,434	—	—	307,434
Total Assets	$8,944,212	$5,613,004	$—	$14,557,216

Senior Secured Income
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$34,394,819	$—	$—	$34,394,819
Asset Backed Securities	—	26,750,360	—	26,750,360
Corporate Bonds	—	37,934,754	—	37,934,754
Term Loans	—	629,476,997	—	629,476,997
Money Market Funds	61,375,473	—	—	61,375,473
Total Assets	$95,770,292	$694,162,111	$—	$789,932,403

High Income
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,367,000	$—	$—	$2,367,000
Convertible Bonds	—	11,104,764	—	11,104,764
Corporate Bonds	—	61,635,905	0	61,635,905
Money Market Funds	4,325,612	—	—	4,325,612
Total Assets	$6,692,612	$72,740,669	$0	$79,433,281
Collateral For Securities Loaned(b)				2,400,750
Total Assets				$81,834,031

Total Return Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,065,937	$—	$—	$10,065,937
Convertible Bonds	—	2,830,549	—	2,830,549
Corporate Bonds	—	6,060,182	0	6,060,182
Money Market Funds	499,350	—	—	499,350
Total	$10,565,287	$8,890,731	$0	$19,456,018
Collateral For Securities Loaned(b)				3,953,485
Total Assets				$23,409,503

Insider Income, Enhanced Income, Global Balanced and Senior Secured Income did not hold any Level 3 securities during the period. High Income and Total Return Income held Level 3 securities. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Schedule of Investments for security details.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	Total Return Income
	Energy Conversion	Energy Conversion
	Devices, Inc.	Devices, Inc.
	Corporate Bond	Corporate Bond
Beginning balance June 30, 2025	$0	$0
Purchases	—	—
Total realized gain/(loss)	—	—
Change in unrealized depreciation	—	—
Proceeds from sale/maturities/calls	—	—
Capital distribution	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance December 31, 2025	$0	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2025, was $0 for High Income and $0 for Total Return Income.

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

					Market Value impact if
Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	input increases
				Potential Future Cash
High Income	Corporate Bonds	$0	Bankruptcy	Payments	Increase
				Potential Future Cash
Total Return Income	Corporate Bonds	$0	Bankruptcy	Payments	Increase

Fair value securities as a percent of net assets at December 31, 2025, were 0.0% and 0.0% for High Income and Total Return Income, respectively.

c)       Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). During the six months ended December 31, 2025, Global Balanced did not invest in options.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Derivatives Risk - The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivatives are not accounted for as hedging instruments under GAAP. As of December 31, 2025, the Funds did not invest in derivatives.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

d)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks,

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

but the Advisor/sub-advisor expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

e)       Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2025, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2025, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2023-2025 for the Funds) or expected to be taken in 2026 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLP”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)       Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i)       Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Daily	Annually
Enhanced Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Senior Secured Income	Daily	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually

j)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k)       Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

l)       Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Enhanced Income, Senior Secured Income, and High Income. Investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 in the event of certain redemption transactions within 12 months following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. During the six months ended December 31, 2025, there were no CDSC fees paid by the shareholders of the Funds.

m)       Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

n)       Distributions from Real Estate Investment Trusts (“REITs”) — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

o)       Commitments and Contingencies - Senior Secured Income purchases commercial loans (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statement of Operations. As of December 31, 2025, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $4,343,644, $4,356,460, and $26,273, respectively.

Borrower	Principal
Beacon Mobility	$476,617
Chicago US Midco III, L.P.	633,621
GC Ferry Acquisition I, Inc.	919,877
Hanger, Inc.	354,014
June Purchaser, LLC	230,685
National Mentor Holdings, Inc.	1,006,489
Raven Acquisition Holdings	389,265
Signia Aerospace, LLC	111,600
Trio Bidco, Inc.	230,476
Total	$4,343,644

(2) INVESTMENT TRANSACTIONS

For the six month ended December 31, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$35,487,892	$28,213,937
Enhanced Income	2,430,879	34,977,746
Global Balanced	2,670,902	3,416,195
Senior Secured Income	310,465,397	161,548,843
High Income	74,938,500	15,699,904
Total Return Income	10,255,734	9,582,450

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment advisor for the Funds pursuant to the terms of a investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day operations of their Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds have entered into expense limitation agreements (the “Expense Limitation” ) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below based on each Fund’s average daily net assets.

For the six months ended December 31, 2025, the Advisor waived advisory fees and reimbursed expenses. The Advisor may recapture a portion of the waived and/or reimbursed amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the limitation in effect at the time of recoupment, no later than the dates as stated below:

							Investment Advisory
							Fees Waived/
	Investment		Expense Limitation				Expenses
Fund	Advisory Fee	Cl A	Cl C	Cl I	Cl C-1	Expires	Reimbursed
Insider Income	0.75%	1.00%	1.75%	0.75%	N/A	10/31/2026	$109,454
Enhanced Income	1.50%	1.75%	2.50%	1.50%	N/A	10/31/2026	166,058
Global Balanced	1.00%	1.22%	1.97%	0.97%	N/A	10/31/2026	85,444
Senior Secured Income	1.00%	1.15%	1.90%	0.90%	1.90%	10/31/2026	1,061,243
High Income	1.00%	1.48%	2.23%	1.23%	N/A	10/31/2026	43,365
Total Return Income	1.00%	1.58%	2.33%	1.33%	N/A	10/31/2026	65,564

	Recapture Expires
	June 30,
Fund	2026	2027	2028
Insider Income	$292,989	$227,205	$226,509
Enhanced Income	1,401,166	839,150	471,356
Global Balanced	167,066	171,633	179,441
Senior Secured Income	947,927	1,172,703	1,872,063
High Income	127,991	130,771	143,405
Total Return Income	100,308	115,968	147,540

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving as a Trustee.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a “special” meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and Class C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and Class C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The Plan for Class I Shares of Enhanced Income allows the Fund to pay distribution and shareholder servicing expenses of up to 0.25% per annum of the average daily net assets of the Fund’s Class I Shares, although the Fund is not currently paying 12b-1 fees and there are no plans to impose those fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and Class C-1 shares.

Pursuant to the management services agreement between the Trust and Mfund (the “Management Services Agreement”), MFund, an affiliate of the Advisor provides the Funds with various management and legal administrative services. For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the compliance services agreement between the Trust and MFund (the “Compliance Services Agreement”), MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub -adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2025, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Insider Income	$4,208	$12,965	N/A
Enhanced Income	10,193	31,346	N/A
Global Balanced	2,558	21,437	N/A
Senior Secured Income	55,657	368,263	11,059
High Income	14,806	14,681	N/A
Total Return Income	6,716	12,795	N/A

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

(4) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including derivatives), and its respective gross unrealized appreciation and depreciation at December 31, 2025, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Income	$63,573,403	$399,679	$(378,324)	$21,355
Enhanced Income	62,600,572	990,201	(20,721,580)	(19,731,379)
Global Balanced	12,053,722	2,717,679	(214,185)	2,503,494
Senior Secured Income	790,306,310	4,310,499	(4,684,406)	(373,907)
High Income	85,496,887	1,355,018	(5,017,874)	(3,662,856)
Total Return Income	26,825,164	1,047,072	(4,462,733)	(3,415,661)

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2025*	Income	Capital Gains	Capital	Total
Insider Income	$2,550,848	$—	$—	$2,550,848
Enhanced Income	11,727,364	—	1,387,025	13,114,389
Global Balanced	614,590	—	—	614,590
Senior Secured Income	44,165,070	—	—	44,165,070
High Income	1,031,406	—	—	1,031,406
Total Return Income	1,288,531	—	—	1,288,531

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2024*	Income	Capital Gains	Capital	Total
Insider Income	$2,912,653	$—	$—	$2,912,653
Enhanced Income	24,111,866	—	—	24,111,866
Global Balanced	362,732	416,820	—	779,552
Senior Secured Income	30,003,146	—	—	30,003,146
High Income	1,039,470	—	—	1,039,470
Total Return Income	1,046,368	—	—	1,046,368

*	Differences in distributions between the Statement of Changes paid from book and tax on the funds relate to the adjustments for dividends payable for tax purposes.

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Insider Income	$141,111	$—	$—	$(8,111,382)	$(30,981)	$(53,589)	$(8,054,841)
Enhanced Income	—	—	(26,000,099)	(87,248,970)	(2,076,437)	(26,870,688)	(142,196,194)
Global Balanced	34,688	—	—	(182,173)	—	2,278,364	2,130,879
Senior Secured Income	1,173,972	—	(1,362,528)	(21,588,537)	(795,155)	(333,688)	(22,905,936)
High Income	12,444	—	—	(31,248,793)	—	(3,750,418)	(34,986,767)
Total Return Income	47,727	—	—	(16,854,014)	—	(4,983,421)	(21,789,708)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, dividends payable, deemed dividend distributions, adjustments for partnerships, C-Corporation return of capital distributions, grantor trusts and dividend distributions from business development companies. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable, and change in estimate on interest only securities. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Income	$—
Enhanced Income	515,045
Global Balanced	—
Senior Secured Income	—
High Income	—
Total Return Income	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Income	$—
Enhanced Income	25,485,054
Global Balanced	—
Senior Secured Income	1,362,528
High Income	—
Total Return Income	—

At June 30, 2025, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non - Expiring			CLCF
	Short-Term	Long-Term	Total	Utilized
Insider Income	$4,402,246	$3,709,136	$8,111,382	$315,039
Enhanced Income	8,998,195	78,250,775	87,248,970	—
Global Balanced	106,408	75,765	182,173	—
Senior Secured Income	5,290,842	16,297,695	21,588,537	—
High Income	—	31,248,793	31,248,793	—
Total Return Income	—	16,854,014	16,854,014	963,269

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and distributions in excess resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
Insider Income	$(2,006)	$2,006
Enhanced Income	—	—
Global Balanced	—	—
Senior Secured Income	—	—
High Income	—	—
Total Return Income	(523)	523

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

(6) LINE OF CREDIT

Currently, the Funds have a $200,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 21, 2026. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2025, Insider Income, Senior Secured Income and Total Return Income did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of	Interest	Average	Borrowings
	Outstanding	Days Outstanding	Expense (1)	Interest Rate	12/31/2025
Global Balanced	$135,000	3	$84	7.50%	$—
High Income	1,772,000	4	1,427	7.25%	—
Total Return Income	48,000	1	10	7.50%	—

(1)	Includes only Interest Expense for the six months ended December 31, 2025 and may not agree back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interest.

(7) SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the six months ended December 31, 2025.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
High Income *	$2,343,330	$2,400,750	0.07%
Total Return Income*	3,793,860	3,953,485	2.73%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2025:

					Gross Amounts Not Offset in the
					Statements of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	Counterparty	Assets	& Liabilities	Assets & Liabilities	Instruments (1)	Received	Net Amount
High Income
Assets
Securities Loaned	US Bank	$2,343,330	$—	$2,343,330	$(2,343,330)	$—	$—

Total Return Income
Assets
Securities Loaned	US Bank	$3,793,860	$—	$3,793,860	$(3,793,860)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral received.

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	Enhanced		Senior Secured	High	Total Return
Owner	Income	Income	Global Balanced	Income	Income	Income
Charles Schwab & Co.(1)	—	—	26%	—	—	40%
LPL Financial (1)	40%	30%	—	—	28%	—
Raymond James (1)	—	—	33%	—	—	—
Wells Fargo (1)	—	—	—	—	—	37%

(1)	These owners are comprised of multiple investors and accounts.

(9) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Funds’ officers have determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 3/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 3/4/2026

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 3/4/2026